FIDELITY
AGGRESSIVE GROWTH
FUND
(FORMERLY FIDELITY EMERGING GROWTH FUND)

SEMIANNUAL REPORT
MAY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  20  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 24  Footnotes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY AGGRESSIVE GROWTH  38.93%         55.73%       251.71%       618.36%

Russell Midcap Growth       17.79%         15.64%       145.23%       n/a

Mid-Cap Funds Average       16.23%         9.80%        124.83%       n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of U.S. domiciled medium-capitalization growth oriented stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 390 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY AGGRESSIVE GROWTH  55.73%       28.60%        26.36%

Russell Midcap Growth       15.64%       19.65%        n/a

Mid-Cap Funds Average       9.80%        17.27%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Fidelity Emerging Mar       Russell MidCap
             00324                       RS012
    1990/12/31   10000.00                     10000.00
    1991/01/31   11481.11                     10749.93
    1991/02/28   12097.42                     11696.15
    1991/03/31   12962.23                     12307.38
    1991/04/30   12892.64                     12198.06
    1991/05/31   13767.40                     12814.58
    1991/06/30   12803.18                     12116.37
    1991/07/31   14095.43                     12727.59
    1991/08/31   15009.94                     13125.48
    1991/09/30   15119.28                     13110.20
    1991/10/31   15337.97                     13404.64
    1991/11/30   14721.67                     12962.09
    1991/12/31   16709.92                     14702.91
    1992/01/31   16760.18                     14833.38
    1992/02/29   16503.44                     14865.71
    1992/03/31   15445.65                     14255.07
    1992/04/30   14983.52                     13982.37
    1992/05/31   15168.37                     14009.40
    1992/06/30   14408.41                     13592.71
    1992/07/31   15106.75                     14198.65
    1992/08/31   14634.35                     14012.93
    1992/09/30   15096.48                     14319.72
    1992/10/31   16144.00                     14751.10
    1992/11/30   17376.36                     15683.22
    1992/12/31   18106.25                     15983.54
    1993/01/31   18682.87                     16172.20
    1993/02/28   17961.44                     15674.40
    1993/03/31   18481.29                     16128.12
    1993/04/30   18343.37                     15465.77
    1993/05/31   19945.37                     16195.71
    1993/06/30   20146.94                     16129.30
    1993/07/31   20072.68                     16078.17
    1993/08/31   20847.15                     17013.22
    1993/09/30   21176.04                     17216.57
    1993/10/31   21685.28                     17493.98
    1993/11/30   20825.94                     17087.28
    1993/12/31   21705.02                     17772.55
    1994/01/31   22337.92                     18229.80
    1994/02/28   22210.71                     18073.46
    1994/03/31   21027.67                     17221.28
    1994/04/30   21116.71                     17179.55
    1994/05/31   20302.58                     17204.82
    1994/06/30   18877.83                     16464.30
    1994/07/31   19590.21                     16920.36
    1994/08/31   21027.67                     17930.06
    1994/09/30   20925.90                     17633.85
    1994/10/31   21930.85                     17938.88
    1994/11/30   21091.27                     17147.81
    1994/12/31   21666.26                     17388.19
    1995/01/31   21092.41                     17597.41
    1995/02/28   22074.34                     18533.65
    1995/03/31   23005.26                     19268.29
    1995/04/30   23783.15                     19430.50
    1995/05/31   24765.09                     19908.90
    1995/06/30   27506.84                     20815.16
    1995/07/31   30745.94                     22125.18
    1995/08/31   31179.52                     22367.32
    1995/09/30   31906.41                     22865.12
    1995/10/31   31523.84                     22287.39
    1995/11/30   31128.51                     23283.57
    1995/12/31   29453.73                     23296.50
    1996/01/31   29857.03                     23707.90
    1996/02/29   31648.72                     24604.76
    1996/03/31   31648.72                     24798.12
    1996/04/30   33667.71                     25996.47
    1996/05/31   34978.05                     26527.18
    1996/06/30   33640.97                     25725.54
    1996/07/31   30338.38                     23728.47
    1996/08/31   31621.98                     25010.87
    1996/09/30   34322.88                     26599.47
    1996/10/31   33440.41                     26287.98
    1996/11/30   35258.84                     27836.61
    1996/12/31   34107.09                     27367.62
    1997/01/31   36476.58                     28578.31
    1997/02/28   34608.07                     27949.21
    1997/03/31   32373.98                     26369.87
    1997/04/30   33105.13                     27015.73
    1997/05/31   36192.24                     29436.66
    1997/06/30   37221.27                     30251.30
    1997/07/31   41025.99                     33146.83
    1997/08/31   40538.56                     32823.19
    1997/09/30   43056.98                     34484.48
    1997/10/31   39820.94                     32757.87
    1997/11/30   40186.52                     33102.23
    1997/12/31   40740.26                     33536.80
    1998/01/31   40483.71                     32932.97
    1998/02/28   44356.52                     36029.32
    1998/03/31   46886.75                     37539.50
    1998/04/30   47644.10                     38049.28
    1998/05/31   45854.00                     36484.15
    1998/06/30   50535.79                     37516.46
    1998/07/31   50983.32                     35909.37
    1998/08/31   41120.57                     29055.85
    1998/09/30   46301.53                     31253.77
    1998/10/31   47850.65                     33554.87
    1998/11/30   51396.41                     35818.30
    1998/12/31   58372.63                     39527.78
    1999/01/31   64719.13                     40712.88
    1999/02/28   61168.50                     38721.84
    1999/03/31   69772.67                     40878.31
    1999/04/30   74638.34                     42740.96
    1999/05/31   71407.08                     42191.11

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Aggressive Growth Fund on December 31, 1990, shortly after the fund started. As the chart shows, by May 31, 1999, the value of the investment would have grown to $71,407 - a 614.07% increase on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $42,191 - a 321.91% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Erin Sullivan)

An interview with Erin Sullivan, Portfolio Manager of Fidelity
Aggressive Growth Fund

Q. HOW DID THE FUND PERFORM, ERIN?

A. It did very well. For the six-month period that ended May 31, 1999, the fund had a total return of 38.93%. In comparison, the mid-cap funds average as measured by Lipper Inc. returned 16.23%, while the Russell Midcap Growth Index produced a return of 17.79%. For the 12 months that ended May 31, 1999, the fund posted a total return of 55.73%, while the Lipper average and Russell index returned 9.80% and 15.64%, respectively.

Q. THE FUND PERFORMED EXTREMELY WELL AGAINST BOTH ITS PEER GROUP AND ITS BENCHMARK. TO WHAT DO YOU ATTRIBUTE THIS STRONG SHOWING?

A. Much of the fund's success can be attributed to its substantial overweighting in technology and utilities relative to its benchmark. Specifically, I broadened its exposure to many of the faster-growing names in the world of the Internet and telecommunications, which boosted performance as growing demand for increased bandwidth and end-to-end network solutions pervaded the marketplace during the period. Favorable stock selection, most notably in the otherwise underperforming health care sector over the past six months, also boosted relative performance.

Q. HOW DID YOU APPROACH THE MARKET'S ROTATION AWAY FROM GROWTH STOCKS INTO CYCLICAL HOLDINGS AND VALUE INVESTMENTS LATE IN THE PERIOD?

A. The fund was hurt by the market's shift in sentiment away from growth stocks over the last two months of the period. This situation placed even more importance on individual security selection and fundamental research. As a rule, I will stick to the companies that have superior long-term earnings growth potential rather than relying on a cyclical, or economically sensitive, bet. It's tough to beat earnings growth as an indication of stock appreciation over long periods of time.

Q. WHAT STOCKS LIFTED PERFORMANCE?

A. Shares of RealNetworks - a software provider enabling the delivery of video content over the Internet - soared in response to the growing popularity of multimedia and entertainment on the Internet. America Online (AOL) benefited from strong subscriber growth, robust advertising sales and margin improvement. Qwest Communications, a multimedia communications services provider, was also a strong performer, capitalizing on the growing need for bandwidth and enjoying wins in key service contracts, including the U.S. Treasury department. The fund's largest holding, Exodus Communications, a provider of Internet systems and network management solutions, rallied in response to strong revenue growth and plans to further expand its infrastructure throughout the U.S.

Q. WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

A. Ingram Micro, a supplier of computer hardware, faced slackened earnings due to competitive pricing pressure in the industry and shifts and disruptions in the distribution channel. The fund no longer owns Ingram Micro. PSINet, a high-speed Internet access provider, suffered toward the end of the period as increasing interest rates pressured high-valuation stocks, especially Internet-related companies currently generating losses. Drug store chain CVS tumbled in response to an industry-wide sell-off over concerns about the potential loss of sales to start-up Internet drugstore providers.

Q. WHAT'S YOUR OUTLOOK?

A. I am optimistic. I feel that there are still a lot of exciting opportunities out there, especially given the strong growth forecast for communications over the next several years. Overall, I expect that volatility will remain high given the expected increase in interest rates and the fact that the fund will continue to own stocks with high relative valuations. Technology stocks will not be immune from this volatility, as a cloud of uncertainty will undoubtedly continue to hover over the Year 2000 changeover. Notwithstanding, I will continue to work hard trying to find those companies that will be the fastest growers irrespective of market conditions.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
in stocks of companies that
offer the potential for
accelerated growth

FUND NUMBER: 324

TRADING SYMBOL: FDEGX

START DATE: December 28,
1990

SIZE: as of May 31, 1999,
more than $5.1 billion

MANAGER: Erin Sullivan, since
1997; manager, Fidelity
Select Software and
Computer Services Portfolio,
1997; Fidelity Select
Retailing Portfolio,
1995-1997; joined Fidelity
in 1991

ERIN SULLIVAN DISCUSSES
TRENDS IN TECHNOLOGY:

"One of the big productivity
enhancers technology offers today
is the Internet, which creates
large, efficient marketplaces by
allowing buyers and sellers
worldwide to come together
equipped with up-to-date
information on product features,
prices and availability. This is
changing existing business
models as well as creating entirely
new models.

"One important advantage of the
Internet lies in how it responds to
the question of scale. The Web has
made it possible for smaller
companies to enter markets
previously unavailable to them
because they didn't have the
numbers in terms of personnel to
support the business. Without
barriers to entry, these companies
gain direct access to large pools of
customers, who they can
communicate with frequently via
the Internet as they focus on
brand building, and strive to win
market share at the expense of
their traditional large-company
counterparts. The Internet and its
profound impact on how people
communicate and how companies
transact business is what's driving
technology today.

"As a technology investor, it is
crucial that I stay on top of trends.
The Internet has made this a more
formidable task by changing the
time frame in which trends develop.
In the past, product cycles and
market-share gains would take
years to materialize. Today, they
can happen in months, or even
weeks. The emergence of this
brave new world presents many
new challenges and opportunities."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                          THESE STOCKS  6 MONTHS AGO

Exodus Communications, Inc.       5.8                      0.0

Qwest Communications              2.9                      2.5
International, Inc.

CVS Corp.                         2.3                      4.7

MCI WorldCom, Inc.                2.3                      4.2

QUALCOMM, Inc.                    1.9                      0.0

Amgen, Inc.                       1.9                      0.3

Metromedia Fiber Network,         1.9                      0.5
Inc. Class A

Biogen, Inc.                      1.8                      1.3

Comcast Corp. Class A (special)   1.7                      0.8

Tyco International Ltd.           1.7                      0.7

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                          THESE MARKET SECTORS  6
                                                          MONTHS AGO

TECHNOLOGY                        33.1                     37.1

HEALTH                            14.8                     19.1

MEDIA & LEISURE                   14.3                     8.7

UTILITIES                         14.1                     7.4

RETAIL & WHOLESALE                5.3                      11.4



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

Stocks 95.2%

Short-Term  Investments 4.8%

* FOREIGN INVESTMENTS 1.9%

Row: 1, Col: 1, Value: 95.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.8


AS OF NOVEMBER 30, 1998 **

Stocks 96.6%

Short-Term  Investments 3.4%

** FOREIGN INVESTMENTS 3.9%

Row: 1, Col: 1, Value: 96.59999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.4


INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 95.2%

                                 SHARES                     VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.1%

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            80,000                    $ 5,260

BASIC INDUSTRIES - 0.1%

METALS & MINING - 0.1%

Commscope, Inc. (a)               200,000                    5,250

CONSTRUCTION & REAL ESTATE -
0.0%

BUILDING MATERIALS - 0.0%

Masco Corp.                       70,300                     2,008

DURABLES - 1.3%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Pep Boys-Manny, Moe & Jack        211,500                    3,992

CONSUMER ELECTRONICS - 0.7%

Gemstar International Group       600,000                    37,088
Ltd. (a)

TEXTILES & APPAREL - 0.5%

NIKE, Inc. Class B                400,000                    24,375

TOTAL DURABLES                                               65,455

ENERGY - 4.0%

ENERGY SERVICES - 1.3%

Baker Hughes, Inc.                500,000                    15,563

BJ Services Co. (a)               250,000                    6,891

ENSCO International, Inc.         400,000                    7,100

Global Marine, Inc. (a)           300,000                    4,219

Halliburton Co.                   219,800                    9,094

Noble Drilling Corp. (a)          100,000                    1,813

Schlumberger Ltd.                 380,000                    22,871

Transocean Offshore, Inc.         150,000                    3,694

                                                             71,245

OIL & GAS - 2.7%

Anadarko Petroleum Corp.          250,000                    9,375

Apache Corp.                      500,000                    18,000

Conoco, Inc. Class A              245,000                    6,646

Cooper Cameron Corp. (a)          42,900                     1,552

Enron Oil & Gas Co.               700,000                    13,344

Exxon Corp.                       300,000                    23,963

Mobil Corp.                       200,000                    20,250

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Noble Affiliates, Inc.            90,000                    $ 2,385

Nuevo Energy Co. (a)              200,000                    3,050

Santa Fe Snyder Corp. (a)         920,000                    7,820

Tosco Corp.                       29,200                     746

Union Pacific Resources           100,000                    1,394
Group, Inc.

USX-Marathon Group                500,000                    14,969

Vastar Resources, Inc.            200,000                    11,000

Weatherford International,        150,000                    4,950
Inc. (a)

                                                             139,444

TOTAL ENERGY                                                 210,689

FINANCE - 2.6%

BANKS - 0.3%

Comerica, Inc.                    250,000                    15,109

CREDIT & OTHER FINANCE - 0.7%

Associates First Capital          482,000                    19,762
Corp. Class A

Providian Financial Corp.         200,050                    19,192

                                                             38,954

FEDERAL SPONSORED CREDIT - 1.0%

Fannie Mae                        650,000                    44,200

Freddie Mac                       100,000                    5,831

                                                             50,031

INSURANCE - 0.6%

AFLAC, Inc.                       200,000                    10,200

American Bankers Insurance        100,000                    5,363
Group, Inc.

American International Group,     121,000                    13,832
Inc.

                                                             29,395

TOTAL FINANCE                                                133,489

HEALTH - 14.8%

DRUGS & PHARMACEUTICALS - 9.2%

Allergan, Inc.                    450,000                    41,850

Amgen, Inc. (a)                   1,600,000                  101,200

Aviron (a)                        50,000                     1,081

Biogen, Inc. (a)                  850,000                    92,756

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Centocor, Inc. (a)                300,000                   $ 13,031

Chiron Corp. (a)                  200,000                    4,225

Forest Laboratories, Inc. (a)     499,000                    23,765

Genentech, Inc. (special) (a)     250,000                    21,891

Genzyme Corp. (General            225,000                    9,127
Division)

IDEC Pharmaceuticals Corp. (a)    215,300                    10,859

Immunex Corp. (a)                 650,000                    85,231

Lilly (Eli) & Co.                 168,500                    12,037

Medimmune, Inc. (a)               662,376                    42,144

PE Corp.:

(Biosystems Group)                80,900                     9,036

(Celera Genomics Group) (a)       40,450                     688

Schering-Plough Corp.             190,000                    8,562

                                                             477,483

MEDICAL EQUIPMENT & SUPPLIES
- 5.4%

Abbott Laboratories               250,000                    11,297

Biomet, Inc.                      300,000                    11,981

Boston Scientific Corp. (a)       1,446,200                  54,865

Cardinal Health, Inc.             450,000                    27,169

Guidant Corp.                     188,000                    9,400

Johnson & Johnson                 650,000                    60,206

Medtronic, Inc.                   466,173                    33,098

Millipore Corp.                   400,000                    13,350

MiniMed, Inc. (a)                 38,600                     2,280

Pall Corp.                        430,000                    8,627

Perclose, Inc. (a)                100,000                    3,938

Resmed, Inc. (a)                  100,000                    2,806

St. Jude Medical, Inc. (a)        652,000                    22,046

Stryker Corp.                     100,000                    5,950

U.S. Surgical Corp. rights        54                         0
6/30/00 (a)

VISX, Inc. (a)                    300,000                    15,581

                                                             282,594

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Express Scripts, Inc. Class A     158,900                    11,143
(a)

TOTAL HEALTH                                                 771,220

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.7%

ELECTRICAL EQUIPMENT - 0.8%

ANTEC Corp. (a)                   100,000                   $ 2,931

General Instrument Corp. (a)      500,000                    19,344

Omnipoint Corp. (a)               300,000                    5,231

Scientific-Atlanta, Inc.          300,000                    10,594

                                                             38,100

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.9%

PRI Automation, Inc. (a)          502,980                    12,323

Tyco International Ltd.           1,007,363                  88,018

                                                             100,341

TOTAL INDUSTRIAL MACHINERY &                                 138,441
EQUIPMENT

MEDIA & LEISURE - 14.3%

BROADCASTING - 11.2%

AT&T Corp. (Liberty Media         800,000                    53,150
Group) Class A (a)

Cablevision Systems Corp.         220,000                    17,353
Class A (a)

CBS Corp. (a)                     132,900                    5,549

Chancellor Media Corp. (a)        50,000                     2,541

Clear Channel Communications,     500,000                    33,031
Inc. (a)

Comcast Corp. Class A             2,300,000                  88,550
(special)

Cox Communications, Inc.          1,200,000                  46,875
Class A (a)

Entercom Communications Corp.     300,000                    9,788
(a)

Heftel Broadcasting Corp.         180,000                    11,183
Class A (a)

Infinity Broadcasting Corp.       467,000                    11,938
Class A (a)

MediaOne Group, Inc.              1,110,000                  82,001

NTL, Inc. (a)                     525,500                    49,627

TeleWest Communications PLC       1,600,000                  6,875
(a)

TeleWest Communications PLC       150,000                    6,488
sponsored ADR (a)

Time Warner, Inc.                 1,031,171                  70,184

United Pan-Europe                 400,000                    24,511
Communications NV (a)

Univision Communications,         528,600                    31,353
Inc. Class A (a)

USA Networks, Inc. (a)            389,400                    15,576

Westwood One, Inc. (a)            510,000                    17,723

                                                             584,296

ENTERTAINMENT - 1.5%

Fox Entertainment Group, Inc.     300,000                    7,650
(a)

King World Productions, Inc.      1,000,000                  33,375
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Pixar (a)                         50,000                    $ 1,975

Premier Parks, Inc. (a)           116,400                    4,147

Viacom, Inc. Class B              800,000                    30,800
(non-vtg.) (a)

                                                             77,947

PUBLISHING - 0.3%

Reader's Digest Association,      467,500                    17,122
Inc. Class A (non-vtg.)

RESTAURANTS - 1.3%

Outback Steakhouse, Inc. (a)      750,000                    26,906

Starbucks Corp. (a)               300,000                    11,156

Tricon Global Restaurants,        500,000                    29,125
Inc. (a)

                                                             67,187

TOTAL MEDIA & LEISURE                                        746,552

NONDURABLES - 0.1%

HOUSEHOLD PRODUCTS - 0.1%

Church & Dwight Co., Inc.         90,400                     3,859

RETAIL & WHOLESALE - 5.3%

APPAREL STORES - 0.3%

Payless ShoeSource, Inc. (a)      200,000                    10,300

Ross Stores, Inc.                 100,000                    4,594

                                                             14,894

DRUG STORES - 2.3%

CVS Corp.                         2,583,996                  118,864

GENERAL MERCHANDISE STORES -
0.6%

Ames Department Stores, Inc.      100,000                    4,100
(a)

Consolidated Stores Corp. (a)     250,000                    8,594

Dayton Hudson Corp.               200,000                    12,600

Penney (J.C.) Co., Inc.           150,000                    7,753

                                                             33,047

GROCERY STORES - 1.5%

Kroger Co. (a)                    690,000                    40,408

Safeway, Inc. (a)                 869,200                    40,418

                                                             80,826

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.6%

Office Depot, Inc. (a)            850,000                    17,744

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Tandy Corp.                       100,000                   $ 8,250

Williams-Sonoma, Inc. (a)         100,000                    2,981

                                                             28,975

TOTAL RETAIL & WHOLESALE                                     276,606

SERVICES - 2.7%

ADVERTISING - 2.1%

DoubleClick, Inc. (a)             100,000                    9,744

Interpublic Group of              200,000                    15,150
Companies, Inc.

Lamar Advertising Co. Class A     9,300                      317
(a)

Omnicom Group, Inc.               608,200                    42,574

Outdoor Systems, Inc. (a)         875,000                    26,195

TMP Worldwide, Inc. (a)           300,000                    14,644

                                                             108,624

SERVICES - 0.6%

Abacus Direct Corp. (a)           77,500                     5,701

ACNielsen Corp. (a)               16,200                     457

CheckFree Holdings Corp. (a)      350,000                    16,472

First Consulting Group, Inc.      44,900                     505
(a)

Modem Media . Poppe Tyson,        250,400                    6,651
Inc. (a)

                                                             29,786

TOTAL SERVICES                                               138,410

TECHNOLOGY - 33.1%

COMMUNICATIONS EQUIPMENT - 3.6%

3Com Corp. (a)                    400,000                    10,925

ADC Telecommunications, Inc.      240,900                    11,774
(a)

Ciena Corp. (a)                   400,000                    11,500

Cisco Systems, Inc. (a)           620,000                    67,580

DSP Communications, Inc. (a)      400,000                    12,300

Inet Technologies, Inc.           202,500                    3,455

Newbridge Networks Corp. (a)      457,400                    12,622

Tellabs, Inc. (a)                 1,000,000                  58,500

                                                             188,656

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- 20.6%

About.com, Inc.                   288,500                   $ 11,937

AboveNet Communications, Inc.     390,000                    12,968
(a)

AdForce, Inc. (a)                 401,200                    11,635

Affymetrix, Inc. (a)              50,000                     1,756

America Online, Inc.              528,400                    63,078

Bottomline Technologies, Inc.     700                        29
(a)

Brocade Communications            185,800                    11,984
Systems, Inc.

CBT Group PLC sponsored ADR       200,000                    3,050
(a)

Check Point Software              150,000                    6,638
Technologies Ltd. (a)

CMGI, Inc. (a)                    700,000                    72,538

Concentric Network Corp. (a)      1,400,000                  45,238

Critical Path, Inc. (a)           150,900                    8,045

CSG Systems International,        54,700                     1,747
Inc. (a)

Earthlink Network, Inc. (a)       100,000                    5,350

eBay, Inc. (a)                    50,000                     8,859

Excite, Inc. (a)                  616,000                    81,928

Exodus Communications, Inc.       4,054,800                  304,092
(a)(c)

First Data Corp.                  150,000                    6,741

GeoTel Communications Corp.       600,000                    33,300
(a)

IMS Health, Inc.                  300,000                    7,388

InfoSpace.com, Inc. (a)           200,000                    9,400

Inktomi Corp. (a)                 100,000                    10,300

International Business            200,000                    23,263
Machines Corp.

International Network             242,500                    9,063
Services (a)

Intuit, Inc. (a)                  979,400                    79,699

Legato Systems, Inc. (a)          144,200                    7,895

MindSpring Enterprises, Inc.      100,000                    7,400
(a)

Pacific Internet Ltd. (a)         500                        23

Proxicom, Inc. (a)                100,000                    2,075

PSINet, Inc. (a)                  1,799,600                  80,082

QRS Corp. (a)                     100,000                    7,400

RealNetworks, Inc. (a)            290,000                    20,554

Scient Corp.                      200,700                    10,060

Sportsline USA, Inc. (a)          500,000                    18,594

Verio, Inc. (a)                   830,000                    45,028

VeriSign, Inc. (a)                118,600                    14,054

Xoom.com, Inc. (a)                650,000                    29,900

                                                             1,073,091

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 3.9%

Adaptec, Inc. (a)                 1,000,000                 $ 30,875

Computer Network Technology       200,000                    5,050
Corp. (a)

Comverse Technology, Inc. (a)     440,100                    29,734

Data General Corp. (a)            300,000                    3,938

EMC Corp. (a)                     100,000                    9,963

Emulex Corp. (a)                  50,000                     3,938

Extreme Networks, Inc. (a)        202,300                    8,623

Fore Systems, Inc. (a)            200,000                    6,875

Hewlett-Packard Co.               200,000                    18,863

MMC Networks, Inc. (a)            50,000                     1,394

Network Appliance, Inc. (a)       849,400                    40,055

Proxim, Inc. (a)                  100,000                    3,850

Redback Networks, Inc.            277,800                    30,419

Sun Microsystems, Inc. (a)        200,000                    11,950

                                                             205,527

ELECTRONIC INSTRUMENTS - 0.3%

Beckman Coulter, Inc.             100,000                    5,075

Optical Coating Laboratories,     150,000                    9,731
Inc.

                                                             14,806

ELECTRONICS - 4.7%

Altera Corp. (a)                  800,000                    27,850

Analog Devices, Inc. (a)          200,000                    7,688

Linear Technology Corp.           500,000                    26,500

Maker Communications, Inc.        100,000                    2,288

Maxim Integrated Products,        350,000                    18,703
Inc. (a)

Motorola, Inc.                    200,000                    16,563

PMC-Sierra, Inc. (a)              500,000                    24,281

Power Integrations, Inc. (a)      50,000                     2,428

QLogic Corp. (a)                  250,000                    27,438

Rambus, Inc. (a)                  80,200                     6,216

SDL, Inc. (a)                     100,000                    9,300

Texas Instruments, Inc.           315,000                    34,453

Transwitch Corp. (a)              200,000                    9,250

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Vitesse Semiconductor Corp.       61,800                    $ 3,395
(a)

Xilinx, Inc. (a)                  600,000                    26,663

                                                             243,016

TOTAL TECHNOLOGY                                             1,725,096

TRANSPORTATION - 0.0%

TRUCKING & FREIGHT - 0.0%

Expeditors International of       50,000                     2,781
Washington, Inc.

UTILITIES - 14.1%

CELLULAR - 3.1%

ALLTEL Corp.                      120,000                    8,603

Nextel Communications, Inc.       300,000                    11,063
Class A (a)

Powertel, Inc. (a)                300,000                    7,500

QUALCOMM, Inc.                    1,042,000                  101,335

SkyTel Communications, Inc.       300,000                    6,094
(a)

Sprint Corp. Series 1 (PCS        200,000                    9,000
Group) (a)

VoiceStream Wireless Corp. (a)    350,000                    9,559

Western Wireless Corp. Class      350,000                    8,575
A (a)

                                                             161,729

GAS - 0.9%

Williams Companies, Inc.          850,000                    44,041

TELEPHONE SERVICES - 10.1%

AT&T Corp.                        814,158                    45,186

CAIS Internet, Inc.               202,400                    2,631

Covad Communications Group,       152,550                    7,761
Inc. (a)

ESAT Telecom Group PLC            160,000                    5,920
sponsored ADR (a)

Frontier Corp.                    100,000                    5,263

Global Crossing Ltd. (a)          232,200                    11,015

Intermedia Communications,        600,000                    15,188
Inc. (a)

MCI WorldCom, Inc. (a)            1,360,849                  117,543

Metromedia Fiber Network,         2,400,000                  96,900
Inc. Class A (a)

MGC Communications, Inc. (a)      400,000                    10,975

Qwest Communications              3,525,162                  149,599
International, Inc. (a)

Sprint Corp. (FON Group)          500,000                    56,375

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Time Warner Telecom, Inc.         3,700                     $ 95

WinStar Communications, Inc.      46,100                     2,279
(a)

                                                             526,730

TOTAL UTILITIES                                              732,500

TOTAL COMMON STOCKS                                          4,957,616
(Cost $4,266,935)

CASH EQUIVALENTS - 4.8%



Taxable Central Cash Fund (b)     248,488,914                248,489
(Cost $248,489)

TOTAL INVESTMENT IN                                        $ 5,206,105
SECURITIES - 100%
(Cost $4,515,424)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $4,519,537,000. Net unrealized appreciation aggregated $686,568,000, of which $894,479,000 related to appreciated investment securities and $207,911,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                    MAY 31,
                                     1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 5,206,105
value (cost $4,515,424) -
See accompanying schedule

Cash                                       2

Receivable for investments                 64,489
sold

Receivable for fund shares                 21,204
sold

Dividends receivable                       1,027

Interest receivable                        731

Redemption fees receivable                 7

Other receivables                          1,345

 TOTAL ASSETS                              5,294,910

LIABILITIES

Payable for investments        $ 112,767
purchased

Payable for fund shares         5,390
redeemed

Accrued management fee          3,094

Other payables and accrued      1,400
expenses

 TOTAL LIABILITIES                         122,651

NET ASSETS                                $ 5,172,259

Net Assets consist of:

Paid in capital                           $ 3,648,770

Accumulated net investment                 (12,481)
(loss)

Accumulated undistributed net              845,290
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                690,680
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 136,071                   $ 5,172,259
shares outstanding

NET ASSET VALUE, offering                  $38.01
price and redemption price
per share ($5,172,259
(divided by) 136,071 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     SIX
                         MONTHS ENDED MAY 31, 1999
                                       (UNAUDITED)

INVESTMENT INCOME                          $ 3,933
Dividends

Interest                                    2,918

 TOTAL INCOME                               6,851

EXPENSES

Management fee Basic fee         $ 11,992

 Performance adjustment           2,091

Transfer agent fees               4,167

Accounting fees and expenses      444

Non-interested trustees'          12
compensation

Custodian fees and expenses       47

Registration fees                 711

Audit                             23

Legal                             22

Interest                          1

Reports to shareholders           297

Miscellaneous                     2

 Total expenses before            19,809
reductions

 Expense reductions               (477)     19,332

NET INVESTMENT INCOME (LOSS)                (12,481)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            854,979

 Foreign currency transactions    36        855,015

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            173,005

 Assets and liabilities in        (2)       173,003
foreign currencies

NET GAIN (LOSS)                             1,028,018

NET INCREASE (DECREASE) IN                 $ 1,015,537
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30,
                                 (UNAUDITED)                    1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (12,481)                     $ (14,588)
income (loss)

 Net realized gain (loss)         855,015                        282,795

 Change in net unrealized         173,003                        257,933
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,015,537                      526,140
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (235,998)                      (404,243)
from net realized gains

Share transactions Net            2,048,910                      517,086
proceeds from sales of shares

 Reinvestment of distributions    230,928                        398,240

 Cost of shares redeemed          (399,185)                      (504,218)

 NET INCREASE (DECREASE) IN       1,880,653                      411,108
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   972                            383

  TOTAL INCREASE (DECREASE)       2,661,164                      533,388
IN NET ASSETS

NET ASSETS

 Beginning of period              2,511,095                      1,977,707

 End of period (including        $ 5,172,259                    $ 2,511,095
accumulated net investment
loss of $12,481 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             55,547                         18,826

 Issued in reinvestment of        7,624                          17,704
distributions

 Redeemed                         (11,204)                       (19,064)

 Net increase (decrease)          51,967                         17,466


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 29.86                        $ 29.68             $ 26.37   $ 24.41   $ 16.58   $ 19.63
period

Income from Investment
Operations

Net investment  income (loss)     (.12)                          (.18)               (.17)     (.07)     (.14)     (.07)
D

Net realized  and unrealized      10.98                          6.44                3.79      3.10      7.99      .34
gain (loss)

Total from  investment            10.86                          6.26                3.62      3.03      7.85      .27
operations

Less Distributions

From net  realized gain           (2.72)                         (6.08)              (.32)     (1.08)    (.04)     (3.33)

Redemption fees added to paid     .01                            -                   .01       .01       .02       .01
 in capital

Net asset value, end of period   $ 38.01                        $ 29.86             $ 29.68   $ 26.37   $ 24.41   $ 16.58

TOTAL RETURN B, C                 38.93%                         27.89%              13.98%    13.27%    47.59%    1.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 5,172                        $ 2,511             $ 1,978   $ 1,939   $ 1,332   $ 611
millions)

Ratio of expenses to average      1.06% A                        1.08%               1.09%     1.10%     1.10%     1.04%
net assets

Ratio of expenses to average      1.04% A, E                     1.05% E             1.05% E   1.09% E   1.09% E   1.02% E
net assets after expense
reductions

Ratio of net investment           (.67)% A                       (.67)%              (.60)%    (.31)%    (.66)%    (.41)%
income (loss) to average net
assets

Portfolio turnover rate           218% A                         199%                212%      105%      102%      180%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE FORMER ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Aggressive Growth Fund (the fund) (formerly Fidelity Emerging Growth Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $5,434,071,000 and $3,948,965,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

annualized rate of .76% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $183,000 for the period.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $7,296,000. The weighted average interest rate was 5.25%.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $419,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $55,000, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS AFFILIATE      PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Exodus Communications, Inc.         $ 139,966          $ -             $ -                  $ 304,092


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Erin Sullivan, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

FEG-SANN-0799  80187
1.704532.101

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
TechnoQuantSM  Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
GROWTH COMPANY
FUND

SEMIANNUAL REPORT
MAY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 26  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GROWTH COMPANY         18.42%         28.62%       169.80%       463.96%

Russell 3000 Growth             12.85%         24.16%       214.97%       430.60%

S&P 500 (registered trademark)  12.61%         21.03%       215.95%       426.65%

Growth Funds Average            13.69%         16.23%       156.99%       332.53%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000 Growth Index - a market capitalization-weighted index of U.S. domiciled growth oriented stocks and the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GROWTH COMPANY       28.62%       21.96%        18.88%

Russell 3000 Growth           24.16%       25.79%        18.16%

S&P 500                       21.03%       25.87%        18.07%

Growth Funds Average          16.23%       20.36%        15.36%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Growth Company              Russell 3000 Growth
             00025                       RS007
  1989/05/31      10000.00                    10000.00
  1989/06/30       9637.14                     9912.32
  1989/07/31      10282.82                    10872.91
  1989/08/31      10704.38                    11062.33
  1989/09/30      11008.54                    11118.41
  1989/10/31      10896.48                    10891.46
  1989/11/30      10944.50                    11162.45
  1989/12/31      11130.97                    11365.13
  1990/01/31      10283.79                    10433.50
  1990/02/28      10736.79                    10529.33
  1990/03/31      11313.35                    10953.04
  1990/04/30      11148.62                    10797.26
  1990/05/31      12319.37                    11908.33
  1990/06/30      12460.56                    12032.91
  1990/07/31      12072.27                    11897.72
  1990/08/31      10819.16                    10724.47
  1990/09/30       9860.20                    10122.95
  1990/10/31       9907.27                    10131.93
  1990/11/30      10966.24                    10826.62
  1990/12/31      11531.02                    11216.08
  1991/01/31      12831.20                    11814.53
  1991/02/28      13660.73                    12774.71
  1991/03/31      14402.01                    13299.76
  1991/04/30      14272.58                    13232.06
  1991/05/31      15031.51                    13824.81
  1991/06/30      14019.61                    13152.74
  1991/07/31      15131.53                    13852.33
  1991/08/31      15784.56                    14322.74
  1991/09/30      15690.43                    14099.26
  1991/10/31      15655.13                    14340.48
  1991/11/30      15072.69                    13952.45
  1991/12/31      17104.00                    15888.10
  1992/01/31      17296.46                    15594.68
  1992/02/29      17443.42                    15627.31
  1992/03/31      16542.50                    15171.18
  1992/04/30      16223.02                    15220.72
  1992/05/31      16203.85                    15324.31
  1992/06/30      15628.80                    14905.29
  1992/07/31      16184.69                    15560.43
  1992/08/31      15743.81                    15344.29
  1992/09/30      15993.00                    15537.79
  1992/10/31      16855.59                    15796.34
  1992/11/30      17973.75                    16533.86
  1992/12/31      18462.54                    16717.78
  1993/01/31      18910.94                    16553.43
  1993/02/28      18382.48                    16246.76
  1993/03/31      19038.04                    16566.89
  1993/04/30      18830.66                    15913.59
  1993/05/31      19887.59                    16498.58
  1993/06/30      19961.17                    16360.95
  1993/07/31      19640.08                    16105.46
  1993/08/31      20442.81                    16774.87
  1993/09/30      21018.10                    16706.97
  1993/10/31      21305.74                    17173.30
  1993/11/30      20676.94                    17008.14
  1993/12/31      21451.55                    17335.20
  1994/01/31      22147.39                    17741.17
  1994/02/28      21791.72                    17440.00
  1994/03/31      20776.60                    16576.27
  1994/04/30      21021.12                    16650.29
  1994/05/31      20902.57                    16845.83
  1994/06/30      19939.32                    16328.94
  1994/07/31      20398.71                    16855.41
  1994/08/31      21436.06                    17823.75
  1994/09/30      21006.30                    17611.48
  1994/10/31      21687.99                    18004.20
  1994/11/30      20932.21                    17413.49
  1994/12/31      20974.37                    17717.11
  1995/01/31      20743.54                    18020.72
  1995/02/28      21605.29                    18783.52
  1995/03/31      22451.65                    19333.03
  1995/04/30      23421.12                    19742.88
  1995/05/31      24252.09                    20390.27
  1995/06/30      26052.53                    21236.26
  1995/07/31      27991.47                    22196.85
  1995/08/31      28337.71                    22247.21
  1995/09/30      29137.90                    23212.69
  1995/10/31      28976.33                    23108.70
  1995/11/30      29561.08                    24018.92
  1995/12/31      29282.94                    24195.91
  1996/01/31      29992.02                    24903.25
  1996/02/29      30690.08                    25425.04
  1996/03/31      30925.47                    25504.15
  1996/04/30      31883.27                    26305.69
  1996/05/31      32759.89                    27270.56
  1996/06/30      32313.46                    27112.13
  1996/07/31      30332.94                    25345.31
  1996/08/31      31047.22                    26119.12
  1996/09/30      33165.74                    27964.03
  1996/10/31      33311.85                    27994.21
  1996/11/30      35341.08                    29967.58
  1996/12/31      34204.34                    29490.65
  1997/01/31      36210.96                    31429.36
  1997/02/28      35457.27                    31058.87
  1997/03/31      33272.42                    29332.61
  1997/04/30      34517.28                    31080.75
  1997/05/31      37091.68                    33520.67
  1997/06/30      38497.44                    34844.36
  1997/07/31      41800.12                    37802.08
  1997/08/31      40241.93                    35900.64
  1997/09/30      42181.20                    37779.86
  1997/10/31      39750.76                    36291.46
  1997/11/30      40512.92                    37584.58
  1997/12/31      40671.75                    37966.36
  1998/01/31      40993.88                    38943.18
  1998/02/28      44426.63                    41919.10
  1998/03/31      45877.49                    43598.26
  1998/04/30      45649.91                    44170.04
  1998/05/31      43848.19                    42734.60
  1998/06/30      46598.18                    45156.33
  1998/07/31      46626.63                    44549.53
  1998/08/31      38746.47                    37568.53
  1998/09/30      42710.26                    40524.39
  1998/10/31      44986.12                    43691.71
  1998/11/30      47622.32                    47020.01
  1998/12/31      51746.65                    51260.74
  1999/01/31      55035.80                    54218.44
  1999/02/28      53000.47                    51558.93
  1999/03/31      56406.33                    54212.33
  1999/04/30      57050.68                    54607.56
  1999/05/28      56396.10                    53060.13
IMATRL PRASUN   SHR__CHT 19990531 19990610 104032 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Growth Company Fund on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $56,396 - a 463.96% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $53,060 - a 430.60% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Steven Wymer)

An interview with Steven Wymer, Portfolio Manager of Fidelity Growth
Company Fund

Q. HOW DID THE FUND PERFORM, STEVE?

A. Fund performance was strong. For the six months that ended May 31, 1999, the fund returned 18.42%. In comparison, the Russell 3000 Growth Index returned 12.85% during the same period. The fund also outpaced the 13.69% return for the growth funds average tracked by Lipper Inc. For the 12 months that ended May 31, 1999, the fund posted a total return of 28.62%, beating both the Russell 3000 Growth Index and the Lipper peer group, which returned 24.16% and 16.23%, respectively.

Q. WHAT WERE THE PRIMARY FACTORS BEHIND THE FUND'S STRONG PERFORMANCE?

A. The two industries that stood out were telecommunications and health care. The fund was overweighted in both of these sectors relative to the index, and stock selection within these industries contributed positively to the fund's performance. The fund's holdings in emerging long-distance companies, such as Qwest, Level 3 and Frontier Corp., all performed very well during the period. On the health care front, the fund increased its existing positions in smaller-cap pharmaceutical and biotechnology companies, which posted strong results during the period.

Q. WHY DID YOU OVERWEIGHT TELECOMMUNICATIONS AND BIOTECHNOLOGY
COMPANIES?

A. In light of the looming Year 2000 computer-related concerns, I moved fund assets out of PC manufacturers and suppliers and into communications services and equipment companies. Many of the emerging telecommunications companies I mentioned earlier, along with companies such as MCI WorldCom, cable operator MediaOne and fiber optic parts companies, exhibited compelling growth outlooks. Consequently, the market pushed their stock prices higher. In the health care arena, I increased the fund's holdings in biotechnology companies such as Medimmune and Biogen because they offered stronger revenue growth and more promising investment results than large-cap pharmaceutical stocks, many of which suffered from the potential loss of patent protection and increased competition.

Q. WHICH STOCKS DIDN'T WORK OUT AS WELL AS EXPECTED?

A. Sepracor was one of the biggest detractors from performance. The company, which develops enhanced versions of existing, widely sold pharmaceuticals, experienced a short-term setback when Johnson & Johnson pulled out of an existing partnership. CKE Restaurant, Inc., which is no longer a fund holding, also hurt performance. The company was showing signs of turning around its Carl's Jr. and Hardee's franchises, but unfortunately results weakened, in part due to stronger execution at McDonald's. Another holding that I sold off during the period, but that hurt performance, was Rambus, Inc. Shares of this semiconductor company came under pressure when investors became concerned about possible delays in their new product launch.

Q. WHAT CHANGES DID YOU MAKE TO THE FUND'S TOP HOLDINGS DURING THE
PERIOD?

A. Dell, Pepsi and Philip Morris dropped out of the fund's top 10 holdings largely because of their weak stock performance. Concerns about weak product demand hurt shares of Dell and Pepsi. Philip Morris shares continued to stumble under the weight of ongoing litigation problems. On the other hand, I added to the fund's positions in Corning, Biogen, Nike and National Semiconductor because these companies exhibited either strong business fundamentals or brighter earnings outlooks.

Q. WHAT'S YOUR OUTLOOK?

A. It's difficult to envision the U.S. economy getting much stronger from here. While corporate productivity continues to improve, the U.S. labor market is very tight. In contrast to the U.S. economy, the global economy seems to have the potential to rebound and accelerate from its financial doldrums. In response, we've started to see the market rotate out of the safety of the top 30 blue-chip companies and into a broader range of industries and companies that stand to benefit from an improving global economy. It may be too early to predict whether this trend will continue, but it's something I will be tracking very closely.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares over the
long term by investing in
stocks of companies with
above-average growth
potential

FUND NUMBER: 025

TRADING SYMBOL: FDGRX

START DATE: January 17,
1983

SIZE: as of May 31, 1999,
more than $12.4 billion

MANAGER: Steven Wymer,
since 1997; manager Fidelity
Dividend Growth Fund,
1995-1997; manager,
various Fidelity Select
Portfolios, 1990-
1994; joined Fidelity in
1989

STEVE WYMER DISCUSSES HIS
OUTLOOK FOR INTERNET STOCKS:

"No doubt, the Internet offers some
tremendous business and long-term
growth opportunities for companies
and investors. The difficulty is in
determining which businesses will
run out of gas on the information
superhighway and which will
command a dominant market
position given the rapid pace of
change. Even with a promising
future for many companies, I am
concerned about a number of
issues: Stock valuations are
unprecedented in many cases;
investor sentiment, while volatile,
seems to be overly positive; and
there is a huge number of new
issues that have come or are
scheduled to come to market.
Historically, the short-term
outlook for an industry is not
favorable when IPOs and
secondary offerings are so
widespread, because this
environment can lead to excess
supply both in industry
participants and shares on the
market. While the recent pullback
from the April highs in Internet
stocks may have created some
buying opportunities, the stocks
still have very high valuations on
the surface. As a result, I view it as
a good time to update my analysis
regularly and conduct extensive
research in order to find attractive
short-term and long-term
investment opportunities in
current and future leaders in this
fast growing field."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                 3.5                      4.6

Medimmune, Inc.                 2.5                      1.5

Corning, Inc.                   2.1                      1.2

General Electric Co.            2.0                      2.1

PE Corp. (Biosystems Group)     2.0                      0.0

Cisco Systems, Inc.             1.9                      1.6

Biogen, Inc.                    1.8                      0.9

Fannie Mae                      1.7                      2.1

NIKE, Inc. Class B              1.6                      0.2

National Semiconductor Corp.    1.5                      0.0

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

HEALTH                          23.1                     21.3

TECHNOLOGY                      22.3                     23.6

BASIC INDUSTRIES                8.4                      5.2

UTILITIES                       7.7                      5.8

FINANCE                         6.6                      6.6




ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

                  AS OF MAY 31, 1999 *                AS OF NOVEMBER 30, 1998 **

                  Stocks 98.2%                        Stocks 95.8%

                  Short-Term  Investments 1.8%        Short-Term  Investments 4.2%

                  * FOREIGN  INVESTMENTS 6.1%         ** FOREIGN  INVESTMENTS 3.3%

                  Row: 1, Col: 1, Value: 98.2         Row: 1, Col: 1, Value: 95.8
                  Row: 1, Col: 8, Value: 1.8          Row: 1, Col: 8, Value: 4.2




INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 98.2%

                                 SHARES                      VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.5%

Boeing Co.                        1,550,000                  $ 65,488

BASIC INDUSTRIES - 8.4%

CHEMICALS & PLASTICS - 3.0%

Avery Dennison Corp.              50,000                      2,994

Dow Chemical Co.                  22,100                      2,685

E.I. du Pont de Nemours and       600,000                     39,263
Co.

Eastman Chemical Co.              425,000                     21,516

Engelhard Corp.                   475,100                     9,621

Imperial Chemical Industries      250,000                     10,984
PLC ADR Class L

Minerals Technologies, Inc.       2,058,800                   109,631
(c)

Monsanto Co.                      180,500                     7,491

Nalco Chemical Co.                879,600                     29,467

Union Carbide Corp.               2,638,900                   135,409

                                                              369,061

IRON & STEEL - 0.6%

Nucor Corp.                       950,000                     47,441

Steel Dynamics, Inc. (a)          1,279,200                   21,826

                                                              69,267

METALS & MINING - 1.4%

Alcoa, Inc.                       400,000                     22,000

Cyprus Amax Minerals Co.          550,000                     6,909

Freeport-McMoRan Copper &         3,100,000                   43,788
Gold, Inc. Class B

Inco Ltd.                         3,400,000                   48,469

Phelps Dodge Corp.                1,100,000                   56,994

                                                              178,160

PACKAGING & CONTAINERS - 2.4%

Corning, Inc.                     4,775,000                   260,834

Tupperware Corp.                  1,795,100                   39,941

                                                              300,775

PAPER & FOREST PRODUCTS - 1.0%

Champion International Corp.      625,000                     32,031

Fort James Corp.                  500,000                     18,313

Kimberly-Clark Corp.              628,000                     36,856

Sealed Air Corp. (a)              625,000                     38,828

                                                              126,028

TOTAL BASIC INDUSTRIES                                        1,043,291

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

DURABLES - 4.6%

AUTOS, TIRES, & ACCESSORIES -
1.0%

AutoZone, Inc. (a)                4,400,000                  $ 127,325

CONSUMER DURABLES - 0.1%

Minnesota Mining &                125,000                     10,719
Manufacturing Co.

CONSUMER ELECTRONICS - 1.7%

Gemstar International Group       1,000,000                   61,813
Ltd. (a)

General Motors Corp. Class H      450,000                     24,694
(a)

Sony Corp. sponsored ADR          1,350,000                   126,141

                                                              212,648

HOME FURNISHINGS - 0.1%

Newell Rubbermaid, Inc.           375,000                     15,188

TEXTILES & APPAREL - 1.7%

Jones Apparel Group, Inc. (a)     275,000                     8,456

NIKE, Inc. Class B                3,246,000                   197,803

Polo Ralph Lauren Corp. Class     140,800                     2,904
A (a)

                                                              209,163

TOTAL DURABLES                                                575,043

ENERGY - 3.6%

ENERGY SERVICES - 2.0%

Baker Hughes, Inc.                3,152,500                   98,122

Halliburton Co.                   1,500,000                   62,063

Input/Output, Inc. (a)            925,000                     7,863

Schlumberger Ltd.                 1,307,700                   78,707

                                                              246,755

OIL & GAS - 1.6%

Anadarko Petroleum Corp.          1,814,600                   68,048

Apache Corp.                      275,000                     9,900

Devon Energy Corp.                425,000                     14,769

Enron Oil & Gas Co.               2,425,000                   46,227

Tosco Corp.                       1,875,000                   47,930

Vintage Petroleum, Inc.           700,000                     7,875

                                                              194,749

TOTAL ENERGY                                                  441,504

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

FINANCE - 6.6%

BANKS - 0.7%

State Street Corp.                175,000                    $ 13,344

Synovus Financial Corp.           75,000                      1,509

U.S. Bancorp                      1,275,400                   41,451

Wells Fargo & Co.                 797,800                     31,912

                                                              88,216

CREDIT & OTHER FINANCE - 1.4%

American Express Co.              1,032,516                   125,128

Citigroup, Inc.                   775,099                     51,350

                                                              176,478

FEDERAL SPONSORED CREDIT - 2.5%

Fannie Mae                        3,049,300                   207,352

Freddie Mac                       1,725,400                   100,612

                                                              307,964

INSURANCE - 1.7%

Allmerica Financial Corp.         1,423,161                   83,344

American International Group,     325,000                     37,152
Inc.

CIGNA Corp.                       590,000                     55,018

MONY Group, Inc.                  1,135,600                   31,371

                                                              206,885

SECURITIES INDUSTRY - 0.3%

Cendant Corp. (a)                 364,245                     6,716

E*Trade Group, Inc. (a)           284,000                     12,638

Franklin Resources, Inc.          225,000                     9,788

Schwab (Charles) Corp.            43,625                      4,616

                                                              33,758

TOTAL FINANCE                                                 813,301

HEALTH - 23.1%

DRUGS & PHARMACEUTICALS - 18.8%

Allergan, Inc.                    450,000                     41,850

American Home Products Corp.      400,000                     23,050

Amgen, Inc. (a)                   625,000                     39,531

Biogen, Inc. (a)                  2,072,270                   226,136

Biomatrix, Inc. (a)               388,200                     11,889

Bristol-Myers Squibb Co.          1,989,200                   136,509

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Centocor, Inc. (a)                850,000                    $ 36,922

Chiron Corp. (a)                  3,975,000                   83,972

Forest Laboratories, Inc. (a)     2,232,200                   106,309

GelTex Pharmaceuticals, Inc.      1,325,000                   22,525
(a)(c)

Genzyme Corp. (General            2,150,000                   87,209
Division)

Gilead Sciences, Inc. (a)         1,400,000                   61,075

ICN Pharmaceuticals, Inc.         1,100,000                   36,163

ICOS Corp. (a)                    602,300                     26,388

IDEC Pharmaceuticals Corp.        1,320,519                   66,604
(a)(c)

Immunex Corp. (a)                 295,100                     38,695

Lilly (Eli) & Co.                 650,000                     46,434

Medimmune, Inc. (a)(c)            4,841,400                   308,034

Merck & Co., Inc.                 1,744,800                   117,774

Mylan Laboratories, Inc.          2,550,000                   64,706

PAREXEL International Corp.       272,500                     6,523
(a)

PE Corp.:

(Celera Genomics) (a)             1,486,875                   25,277

(Biosystems Group)                2,223,750                   248,365

Pfizer, Inc.                      570,000                     60,990

QLT PhotoTherapeutics, Inc.       2,591,800                   114,098
(a)(c)

Quintiles Transnational Corp.     275,000                     11,172
(a)

Roberts Pharmaceutical Corp.      215,800                     4,100
(a)

Schering-Plough Corp.             2,228,000                   100,399

Sepracor, Inc. (a)(c)             1,649,900                   105,181

SmithKline Beecham PLC            341,200                     22,391
sponsored ADR

Transkaryotic Therapies, Inc.     835,000                     25,154
(a)

U.S. Bioscience, Inc. (a)         63,500                      512

Warner-Lambert Co.                353,200                     21,898

XOMA Ltd. (a)                     666                         3

                                                              2,327,838

MEDICAL EQUIPMENT & SUPPLIES
- 2.1%

Baxter International, Inc.        175,000                     11,298

Becton, Dickinson & Co.           325,000                     12,594

Boston Scientific Corp. (a)       700,000                     26,556

Cardinal Health, Inc.             850,305                     51,337

Guidant Corp.                     600,000                     30,000

Johnson & Johnson                 494,300                     45,785

KeraVision, Inc. (a)              235,000                     2,321

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

McKesson HBOC, Inc.               594,200                    $ 20,240

Medtronic, Inc.                   552,482                     39,226

Ocular Sciences, Inc. (a)         300,000                     9,150

Sonus Pharmaceuticals, Inc.       849,500                     4,991
(a)(c)

U.S. Surgical Corp. rights        16                          -
6/30/00 (a)

                                                              253,498

MEDICAL FACILITIES MANAGEMENT
- 2.2%

Advance Paradigm, Inc. (a)        390,000                     18,866

Express Scripts, Inc. Class A     350,000                     24,544
(a)

Humana, Inc. (a)                  685,700                     8,614

United HealthCare Corp.           2,108,200                   122,803

Wellpoint Health Networks,        1,185,000                   97,688
Inc. (a)

                                                              272,515

TOTAL HEALTH                                                  2,853,851

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.6%

ELECTRICAL EQUIPMENT - 3.3%

Adtran, Inc. (a)                  325,000                     8,369

General Electric Co.              2,450,000                   249,134

General Instrument Corp. (a)      1,411,800                   54,619

Oak Industries, Inc. (a)          475,000                     22,889

Research in Motion Ltd. (a)(c)    3,600,000                   50,098

Scientific-Atlanta, Inc.          275,000                     9,711

Sensormatic Electronics Corp.     775,000                     10,366
(a)

                                                              405,186

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Tyco International Ltd.           462,458                     40,407

TOTAL INDUSTRIAL MACHINERY &                                  445,593
EQUIPMENT

MEDIA & LEISURE - 5.2%

BROADCASTING - 2.6%

Adelphia Communications Corp.     500,000                     37,750
Class A (a)

Cablevision Systems Corp.         355,700                     28,056
Class A (a)

CBS Corp. (a)                     847,668                     35,390

EchoStar Communications Corp.     65,600                      7,528
Class A (New) (a)

Infinity Broadcasting Corp.       274,000                     7,004
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

MediaOne Group, Inc.              1,798,200                  $ 132,842

Nielsen Media Research, Inc.      360,000                     9,630

Time Warner, Inc.                 407,853                     27,759

TV Guide, Inc. (a)                325,000                     13,041

USA Networks, Inc. (a)            613,000                     24,520

                                                              323,520

ENTERTAINMENT - 0.6%

Disney (Walt) Co.                 686,500                     19,994

Fox Entertainment Group, Inc.     241,000                     6,146
(a)

News Corp. Ltd. sponsored ADR     1,525,000                   50,611

                                                              76,751

LEISURE DURABLES & TOYS - 0.1%

Mattel, Inc.                      540,000                     14,276

RESTAURANTS - 1.9%

CBRL Group, Inc.                  525,000                     9,089

McDonald's Corp.                  4,575,000                   176,138

P. F. Chang's China Bistro,       184,200                     4,651
Inc. (a)

Starbucks Corp. (a)               304,600                     11,327

Tricon Global Restaurants,        505,910                     29,469
Inc. (a)

                                                              230,674

TOTAL MEDIA & LEISURE                                         645,221

NONDURABLES - 6.3%

BEVERAGES - 2.4%

Coca-Cola Co. (The)               1,345,400                   91,908

Pepsi Bottling Group, Inc. (a)    750,000                     17,391

PepsiCo, Inc.                     3,563,500                   127,618

Seagram Co. Ltd.                  576,800                     30,150

Whitman Corp.                     1,492,900                   25,379

                                                              292,446

FOODS - 1.4%

Archer-Daniels-Midland Co.        4,303,375                   64,551

Campbell Soup Co.                 475,000                     20,959

ConAgra, Inc.                     125,000                     3,258

Quaker Oats Co.                   200,000                     13,213

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

FOODS - CONTINUED

Sara Lee Corp.                    1,050,000                  $ 25,200

Tyson Foods, Inc.                 2,125,000                   48,875

                                                              176,056

HOUSEHOLD PRODUCTS - 1.7%

Avon Products, Inc.               350,000                     17,303

Clorox Co.                        290,800                     29,353

Gillette Co.                      1,629,596                   83,109

Nu Skin Enterprises, Inc.         71,100                      1,280
Class A (a)

Procter & Gamble Co.              852,800                     79,630

                                                              210,675

TOBACCO - 0.8%

Philip Morris Companies, Inc.     2,533,400                   97,694

TOTAL NONDURABLES                                             776,871

PRECIOUS METALS - 0.6%

Barrick Gold Corp.                2,121,800                   36,657

Homestake Mining Co.              675,000                     5,273

Newmont Mining Corp.              1,700,000                   30,281

                                                              72,211

RETAIL & WHOLESALE - 4.5%

APPAREL STORES - 0.4%

Abercrombie & Fitch Co. Class     376,000                     31,631
A (a)

Gap, Inc.                         128,550                     8,042

TJX Companies, Inc.               508,656                     15,260

                                                              54,933

DRUG STORES - 0.5%

CVS Corp.                         1,364,890                   62,785

GENERAL MERCHANDISE STORES -
1.2%

Costco Companies, Inc. (a)        130,400                     9,454

Wal-Mart Stores, Inc.             3,101,200                   132,189

                                                              141,643

GROCERY STORES - 0.5%

Albertson's, Inc.                 425,000                     22,738

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - CONTINUED

Kroger Co. (a)                    187,000                    $ 10,951

Safeway, Inc. (a)                 640,200                     29,769

                                                              63,458

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.9%

Bed Bath & Beyond, Inc. (a)       159,600                     5,456

Best Buy Co., Inc. (a)            451,000                     20,521

Home Depot, Inc.                  844,100                     48,008

IKON Office Solutions, Inc.       250,000                     3,484

Lowe's Companies, Inc.            650,200                     33,770

Office Depot, Inc. (a)            725,250                     15,140

Staples, Inc. (a)                 1,867,068                   53,678

Tandy Corp.                       714,900                     58,979

                                                              239,036

TOTAL RETAIL & WHOLESALE                                      561,855

SERVICES - 0.3%

Medpartners, Inc. (a)             5,405,500                   31,419

TECHNOLOGY - 22.3%

COMMUNICATIONS EQUIPMENT - 4.4%

3Com Corp. (a)                    100,000                     2,731

ADC Telecommunications, Inc.      450,000                     21,994
(a)

Ascend Communications, Inc.       150,000                     13,903
(a)

Ciena Corp. (a)                   5,300,000                   152,375

Cisco Systems, Inc. (a)           2,100,550                   228,960

Com21, Inc. (a)                   444,300                     7,997

Dialogic Corp. (a)                547,900                     18,286

Lucent Technologies, Inc.         988,800                     56,238

Northern Telecom Ltd.             214,000                     16,060

Pairgain Technologies, Inc.       2,099,300                   26,110
(a)

                                                              544,654

COMPUTER SERVICES & SOFTWARE
- 6.2%

Amazon.com, Inc. (a)              25,000                      2,969

America Online, Inc.              500,000                     59,688

Automatic Data Processing,        625,800                     25,775
Inc.

broadcast.com, Inc. (a)           175,000                     19,250

Brocade Communications            302,300                     19,498
Systems, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

CNET, Inc. (a)                    100,000                    $ 10,825

Concentric Network Corp. (a)      200,000                     6,463

Diamond Multimedia Systems,       625,000                     2,754
Inc. (a)

DST Systems, Inc. (a)             75,000                      4,050

Electronic Data Systems Corp.     300,000                     16,875

Excite, Inc. (a)                  75,000                      9,975

IMS Health, Inc.                  1,860,000                   45,803

Intuit, Inc. (a)                  167,400                     13,622

Microsoft Corp. (a)               5,300,000                   427,635

Novell, Inc. (a)                  600,000                     14,100

Oracle Corp. (a)                  172,500                     4,280

PSINet, Inc. (a)                  350,000                     15,575

RealNetworks, Inc. (a)            375,000                     26,578

Visual Networks, Inc. (a)(c)      1,027,800                   30,320

Yahoo!, Inc. (a)                  100,000                     14,800

                                                              770,835

COMPUTERS & OFFICE EQUIPMENT
- 3.9%

Compaq Computer Corp.             275,000                     6,514

Comverse Technology, Inc. (a)     308,250                     20,826

Dell Computer Corp. (a)           2,870,200                   98,843

Digital River, Inc. (a)           42,500                      1,025

Exabyte Corp. (a)                 870,000                     4,785

Extreme Networks, Inc. (a)        76,400                      3,257

Gateway 2000, Inc. (a)            50,000                      3,041

Hewlett-Packard Co.               225,000                     21,220

Iomega Corp. (a)                  425,000                     1,939

Lexmark International Group,      129,000                     17,560
Inc. Class A (a)

MMC Networks, Inc. (a)            680,000                     18,955

Network Appliance, Inc. (a)       2,945,000                   138,875

Pitney Bowes, Inc.                125,000                     7,969

Proxim, Inc. (a)                  95,000                      3,658

Quantum Corp. (a)                 950,000                     18,822

SanDisk Corp. (a)(c)              2,268,900                   70,336

Xerox Corp.                       753,400                     42,332

                                                              479,957

ELECTRONIC INSTRUMENTS - 1.0%

Applied Materials, Inc. (a)       117,600                     6,461

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS -
CONTINUED

JDS Fitel, Inc. (a)               1,619,000                  $ 109,794

Thermo Electron Corp. (a)         400,000                     7,650

                                                              123,905

ELECTRONICS - 6.8%

Analog Devices, Inc. (a)          125,000                     4,805

Conexant Systems, Inc. (a)        2,200,000                   85,250

Genesis Microchip, Inc. (a)(c)    1,363,600                   24,715

Harmonic, Inc. (a)                450,000                     22,219

Intel Corp.                       2,108,400                   113,985

Linear Technology Corp.           215,400                     11,416

LSI Logic Corp. (a)               775,000                     28,723

Maxim Integrated Products,        165,200                     8,828
Inc. (a)

MIPS Technologies, Inc.           574,500                     17,199

Motorola, Inc.                    615,700                     50,988

National Semiconductor Corp.      9,488,000                   183,830
(a)(c)

QLogic Corp. (a)                  575,000                     63,106

RF Micro Devices, Inc. (a)        600,000                     25,575

SDL, Inc. (a)                     335,000                     31,155

Texas Instruments, Inc.           769,200                     84,131

Uniphase Corp. (a)                535,000                     71,690

Xilinx, Inc. (a)                  450,000                     19,997

                                                              847,612

TOTAL TECHNOLOGY                                              2,766,963

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.9%

AMR Corp. (a)                     75,000                      4,880

Comair Holdings, Inc.             806,250                     15,268

Ryanair Holdings PLC              864,800                     38,051
sponsored ADR (a)

Southwest Airlines Co.            1,597,250                   51,212

                                                              109,411

UTILITIES - 7.7%

CELLULAR - 1.2%

AirTouch Communications, Inc.     536,065                     53,875
(a)

Boston Communications Group,      714,600                     6,699
Inc. (a)

Nextel Communications, Inc.       597,300                     22,025
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

QUALCOMM, Inc.                    320,000                    $ 31,120

Teligent, Inc. Class A (a)(c)     673,900                     33,105

                                                              146,824

ELECTRIC UTILITY - 0.3%

AES Corp. (a)                     700,000                     34,825

GAS - 0.8%

Enron Corp.                       1,311,237                   93,590

TELEPHONE SERVICES - 5.4%

Allegiance Telecom, Inc. (a)      1,025,000                   37,925

AT&T Corp.                        1,330,020                   73,816

Frontier Corp.                    1,300,000                   68,413

Global Crossing Ltd. (a)          100,000                     4,744

Global TeleSystems Group,         590,600                     44,886
Inc. (a)

Level 3 Communications, Inc.      1,400,000                   109,900
(a)

MCI WorldCom, Inc. (a)            1,585,190                   136,921

Metromedia Fiber Network,         975,200                     39,374
Inc. Class A (a)

NEXTLINK Communications, Inc.     339,800                     25,995
Class A (a)

Qwest Communications              1,682,880                   71,417
International, Inc. (a)

RCN Corp. (a)                     1,183,800                   49,202

WinStar Communications, Inc.      191,148                     9,450
(a)

                                                              672,043

TOTAL UTILITIES                                               947,282

TOTAL COMMON STOCKS                                           12,149,304
(Cost $8,053,082)

CASH EQUIVALENTS - 1.8%



Taxable Central Cash Fund (b)     220,440,386                 220,440
(Cost $220,440)

TOTAL INVESTMENT IN                                         $ 12,369,744
SECURITIES - 100%
(Cost $8,273,522)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $8,306,783,000. Net unrealized appreciation aggregated $4,062,961,000, of which $4,413,243,000 related to appreciated investment securities and $350,282,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)             MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 12,369,744
value (cost $8,273,522) -
See accompanying schedule

Receivable for investments                 222,291
sold

Receivable for fund shares                 22,904
sold

Dividends receivable                       6,423

Interest receivable                        869

Other receivables                          3,265

 TOTAL ASSETS                              12,625,496

LIABILITIES

Payable for investments        $ 118,454
purchased

Payable for fund shares         12,770
redeemed

Accrued management fee          4,456

Other payables and accrued      2,227
expenses

 TOTAL LIABILITIES                         137,907

NET ASSETS                                $ 12,487,589

Net Assets consist of:

Paid in capital                           $ 7,473,054

Undistributed net investment               2,007
income

Accumulated undistributed net              916,306
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                4,096,222
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 226,470                   $ 12,487,589
shares outstanding

NET ASSET VALUE, offering                  $55.14
price and redemption price
per share ($12,487,589
(divided by) 226,470 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS      SIX
                          MONTHS ENDED MAY 31, 1999
                                        (UNAUDITED)

INVESTMENT INCOME                          $ 32,214
Dividends (including $95
received from affiliated
issuers)

Interest                                    8,427

 TOTAL INCOME                               40,641

EXPENSES

Management fee Basic fee         $ 35,045

 Performance adjustment           (9,945)

Transfer agent fees               12,837

Accounting fees and expenses      485

Non-interested trustees'          39
compensation

Custodian fees and expenses       152

Registration fees                 151

Audit                             39

Legal                             79

Reports to shareholders           910

Miscellaneous                     15

 Total expenses before            39,807
reductions

 Expense reductions               (1,241)   38,566

NET INVESTMENT INCOME                       2,075

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            949,107
(including realized gain
(loss)  of $5,420 on sale of
investments in affiliated
issuers)

 Foreign currency transactions    (225)     948,882

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            987,686

 Assets and liabilities in        (2)       987,684
foreign currencies

NET GAIN (LOSS)                             1,936,566

NET INCREASE (DECREASE) IN                 $ 1,938,641
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 2,075                        $ 24,970
income

 Net realized gain (loss)         948,882                        906,519

 Change in net unrealized         987,684                        745,644
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,938,641                      1,677,133
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (18,887)                       (48,716)
From net investment income

 From net realized gain           (791,061)                      (1,042,040)

 TOTAL DISTRIBUTIONS              (809,948)                      (1,090,756)

Share transactions Net            1,894,135                      2,803,239
proceeds from sales of shares

 Reinvestment of distributions    797,355                        1,081,299

 Cost of shares redeemed          (1,911,801)                    (4,415,932)

 NET INCREASE (DECREASE) IN       779,689                        (531,394)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,908,382                      54,983
IN NET ASSETS

NET ASSETS

 Beginning of period              10,579,207                     10,524,224

 End of period (including        $ 12,487,589                   $ 10,579,207
undistributed net investment
income of $2,007 and
$21,710, respectively)

OTHER INFORMATION
Shares

 Sold                             35,146                         60,568

 Issued in reinvestment of        16,228                         26,024
distributions

 Redeemed                         (35,561)                       (95,901)

 Net increase (decrease)          15,813                         (9,309)


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1998                   1997      1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 50.22                        $ 47.84                $ 43.54   $ 38.42  $ 28.25  $ 30.91
period

Income from Investment
Operations

Net investment income           .01 C                          .11 C                  .24 C     .34      .20      .12

Net realized and unrealized     8.74                           7.20                   5.80      6.72     11.00    .28
gain (loss)

Total from investment           8.75                           7.31                   6.04      7.06     11.20    .40
operations

Less Distributions

 From net investment income     (.09)                          (.22)                  (.28)     (.14)    (.22)    (.07)

From net  realized gain         (3.74)                         (4.71)                 (1.46)    (1.80)   (.81)    (2.99)

Total distributions             (3.83)                         (4.93)                 (1.74)    (1.94)   (1.03)   (3.06)

Net asset value,  end of       $ 55.14                        $ 50.22                $ 47.84   $ 43.54  $ 38.42  $ 28.25
period

TOTAL RETURN B,  E              18.42%                         17.55%                 14.63%    19.55%   41.22%   1.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 12,488                       $ 10,579               $ 10,524  $ 9,607  $ 6,186  $ 2,979
millions)

Ratio of expenses to average    .67% A                         .65%                   .71%      .88%     .96%     1.06%
net assets

Ratio of expenses to average    .65% A, D                      .63% D                 .68% D    .85% D   .95% D   1.05% D
net assets after expense
reductions

Ratio of net investment         .04% A                         .24%                   .54%      .96%     .76%     .64%
income to average net assets

Portfolio turnover rate         100% A                         76%                    93%       78%      97%      135%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $5,774,083,000 and $5,710,487,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

For the period, the management fee was equivalent to an annualized rate of .43% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $871,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $881,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $9,000 and $351,000, respectively, under these arrangements.

6. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS               PURCHASE COST      SALES COST      DIVIDEND INCOME
 AFFILIATE                                                                                 VALUE

CDW Computer Centers, Inc.         $ -                $ 2,200         $ -                  $ -

CKE Restaurants, Inc.               9,953              19,175          -                    -

Exabyte Corp.                       -                  3,046           -                    -

GelTex Pharmaceuticals, Inc.        12,240             -               -                    22,525

Genesis Microchip, Inc.             8,358              1,162           -                    24,715

IDEC Pharmaceuticals Corp.          14,045             6,484           -                    66,604

Medimmune, Inc.                     17,753             7,274           -                    308,034

Minerals Technologies, Inc.         37,035             -               95                   109,631

National MicroSystems Corp.         -                  18,946          -                    -

National Semiconductor Corp.        14,926             -               -                    183,830

QLT PhotoTherapeutics, Inc.         53,212             9,562           -                    114,098

Research in Motion Ltd.             3,769              2,397           -                    50,098

SanDisk Corp.                       27,776             6,089           -                    70,336

Sepracor, Inc.                      -                  -               -                    105,181

Sonus Pharmaceuticals, Inc.         -                  -               -                    4,991

Teligent, Inc. Class A              12,133             4,920           -                    33,105

Visual Networks, Inc.               622                1,725           -                    30,320

TOTALS                             $ 211,822          $ 82,980        $ 95                 $ 1,123,468


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Steven S. Wymer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

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SERVICING AGENT
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Boston, MA

* INDEPENDENT TRUSTEES

GCF-SANN-0799  79615
1.704741.101

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Boston, MA

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TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE


FIDELITY
NEW MILLENNIUM
FUND(REGISTERED TRADEMARK)

SEMIANNUAL REPORT
MAY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 26  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY NEW MILLENNIUM         47.06%         55.62%       318.06%       397.08%

FIDELITY NEW MILLENNIUM         42.65%         50.95%       305.52%       382.17%
(INCL. 3.00% SALES CHARGE)

S&P 500 (registered trademark)  12.61%         21.03%       215.95%       241.84%

Capital Appreciation Funds      17.09%         17.54%       137.43%       n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY NEW MILLENNIUM     55.62%       33.12%        28.35%

FIDELITY NEW MILLENNIUM     50.95%       32.31%        27.74%
(INCL. 3.00% SALES CHARGE)

S&P 500                     21.03%       25.87%        21.08%

Capital Appreciation Funds  17.54%       17.20%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             New Millennium              S&P 500
             00300                       SP001
  1992/12/28       9700.00                    10000.00
  1992/12/31       9777.60                     9923.75
  1993/01/31      10291.70                    10007.11
  1993/02/28      10029.80                    10143.21
  1993/03/31      10437.20                    10357.23
  1993/04/30      10340.20                    10106.58
  1993/05/31      10951.30                    10377.44
  1993/06/30      11038.60                    10407.53
  1993/07/31      11242.30                    10365.90
  1993/08/31      11620.60                    10758.77
  1993/09/30      11892.20                    10675.93
  1993/10/31      12105.60                    10896.92
  1993/11/30      11610.90                    10793.40
  1993/12/31      12189.94                    10924.00
  1994/01/31      12418.52                    11295.42
  1994/02/28      12448.35                    10989.31
  1994/03/31      11682.76                    10510.18
  1994/04/30      11613.16                    10644.71
  1994/05/31      11533.62                    10819.28
  1994/06/30      11285.05                    10554.21
  1994/07/31      11523.67                    10900.39
  1994/08/31      12160.01                    11347.30
  1994/09/30      12368.81                    11069.29
  1994/10/31      12756.58                    11318.35
  1994/11/30      12229.61                    10906.14
  1994/12/31      12290.89                    11067.88
  1995/01/31      12026.25                    11354.87
  1995/02/28      12546.03                    11797.37
  1995/03/31      13014.85                    12145.51
  1995/04/30      13830.19                    12503.19
  1995/05/31      13983.06                    13002.94
  1995/06/30      15195.88                    13305.00
  1995/07/31      16500.42                    13746.20
  1995/08/31      16694.06                    13780.70
  1995/09/30      17325.95                    14362.24
  1995/10/31      17162.88                    14310.97
  1995/11/30      18457.23                    14939.22
  1995/12/31      18699.43                    15226.95
  1996/01/31      18382.01                    15745.28
  1996/02/29      19679.17                    15891.24
  1996/03/31      20056.13                    16044.27
  1996/04/30      21231.33                    16280.76
  1996/05/31      21830.02                    16700.64
  1996/06/30      21098.29                    16764.27
  1996/07/31      19346.57                    16023.63
  1996/08/31      20344.39                    16361.56
  1996/09/30      21763.50                    17282.39
  1996/10/31      21852.20                    17759.04
  1996/11/30      23049.58                    19101.45
  1996/12/31      23027.71                    18723.05
  1997/01/31      24805.04                    19892.86
  1997/02/28      22902.22                    20048.82
  1997/03/31      22400.88                    19225.02
  1997/04/30      23232.65                    20372.75
  1997/05/31      25534.27                    21613.04
  1997/06/30      26354.64                    22581.31
  1997/07/31      29909.62                    24378.10
  1997/08/31      29943.80                    23012.44
  1997/09/30      31470.61                    24272.83
  1997/10/31      28736.02                    23462.12
  1997/11/30      27892.85                    24548.18
  1997/12/31      28700.30                    24969.67
  1998/01/31      28233.53                    25245.84
  1998/02/28      30698.77                    27066.57
  1998/03/31      32606.09                    28452.65
  1998/04/30      33021.29                    28738.88
  1998/05/31      30984.22                    28244.86
  1998/06/30      32411.47                    29392.17
  1998/07/31      31814.62                    29079.14
  1998/08/31      24885.99                    24874.88
  1998/09/30      27662.63                    26468.36
  1998/10/31      30348.45                    28621.30
  1998/11/30      32787.74                    30356.04
  1998/12/31      36649.17                    32105.15
  1999/01/31      44385.45                    33447.79
  1999/02/28      40623.74                    32408.23
  1999/03/31      45644.02                    33704.88
  1999/04/30      50916.02                    35010.27
  1999/05/28      48217.09                    34183.68
IMATRL PRASUN   SHR__CHT 19990531 19990616 110040 R00000000000081

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity New Millennium Fund on December 28, 1992, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $48,217 - a 382.17% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $34,184 - a 241.84% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Neal Miller)

An interview with Neal Miller, Portfolio Manager of Fidelity New
Millennium Fund

Q. HOW DID THE FUND PERFORM, NEAL?

A. It was a strong period. For the six months that ended May 31, 1999, the fund returned 47.06%. This easily beat the Standard & Poor's 500 Index, which returned 12.61% during that time, as well as the capital appreciation funds average, which returned 17.09% according to Lipper Inc. For the 12 months that ended May 31, 1999, the fund returned 55.62%, while the S&P 500 and Lipper group returned 21.03% and 17.54%, respectively.

Q. WHAT FACTORS HELPED THE FUND POST SUCH A SOLID SHOWING?

A. One major factor was that the group of stocks in which the fund typically invests - small- and mid-cap growth names - performed well. This was a notable departure from past periods, where a narrow band of large-cap stocks had accounted for much of the market's gains. From a portfolio standpoint, the fund also benefited from good sector and individual stock selection, particularly within the technology, energy service and biotechnology groups. Lastly, an underweighting in finance stocks - relative to the S&P 500 index - contributed positively.

Q. TECHNOLOGY STOCKS LED THE MARKET THROUGH THE LAST SIX MONTHS. WHAT TYPES OF COMPANIES HELPED THE FUND THE MOST?

A. The fund received a big boost from its Internet-related holdings. As investors who have held the fund for a while may know, I've been bullish on the Internet since it started and was able to identify some good companies early in the game. While valuations within this group have certainly become expensive over the past year or so, the constant elements of innovation and surprise within the group appeal to me. The fund's top two individual contributors, in fact, were Internet stocks CMGI and RealNetworks. CMGI is a Massachusetts-based company that has built a reputation as an Internet venture capital firm. One famous offspring from CMGI's family is Lycos, another stock that performed well for the fund. RealNetworks, meanwhile, has capitalized on the burgeoning demand for live video and audio streams over the Internet.

Q. WHAT WAS YOUR STRATEGY WITH RESPECT TO ENERGY SERVICE STOCKS?

A. Timing, the price of oil and improving industry trends played key roles. In late 1998 and early 1999, energy stocks were beaten down pretty badly, due mostly to near-historic lows in oil prices. Supply was up, demand was down and the stocks of exploration and drilling companies such as Smith International and Global Marine were performing poorly. Our internal analysis suggested that the price of oil would recover, however, particularly given the profile of the significant depletion of energy reserves. As a result, I added to the fund's positions in several of these stocks. Eventually, OPEC announced that it would cut back on supply, the price of oil gradually rose and these stocks benefited nicely.

Q. DID ANY STOCKS TURN OUT TO BE PLEASANT SURPRISES? WHICH WERE
DISAPPOINTING?

A. One idea that panned out for me was my decision to invest in VWR Scientific Products. VWR specializes in providing laboratory supplies, chemicals and equipment to the scientific marketplace, and its business was strong during the period. In terms of disappointments, the fund's stakes in technology stocks Micron Technology and Read-Rite were detractors. Micron fell victim to poor trends within the dynamic random access memory (DRAM) market, while disk-drive maker Read-Rite lost a big chunk of its revenues when one of its largest clients decided to switch to a new vendor.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. While this has been a breakout period for small- and mid-cap stocks, I'm not sure the momentum can be sustained. Higher interest rates - which most market followers feel are forthcoming - could take a toll on smaller companies. In terms of the portfolio, I feel it's well-positioned. I may look to bolster the fund's cement- and construction-related holdings, because of increased road-building activity, and also may continue to seek opportunities in Japan. As we closed the period, Japan had shown some signs of economic improvement.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: long-term capital
appreciation by investing
mainly in equity securities of
companies that are likely to
benefit from social and
economic trends

FUND NUMBER: 300

TRADING SYMBOL: FMILX

START DATE: December 28, 1992

SIZE: as of May 31, 1999,
more than $2.2 billion

MANAGER: Neal Miller,
since inception; joined
Fidelity in 1988

NEAL MILLER ON HIS UNIQUE
INVESTMENT APPROACH:

"The fund's goal is to seek stocks
of companies that `are likely to
benefit from social and economic
trends.' In doing so, I first try to
generate ideas. I look through
hundreds of magazines on a
weekly basis to try to identify
potential candidates for the
portfolio. My ideas tend to reflect
social attitudes, product
development, or demographic and
legislative activity. For example,
my emphasis on
construction-related names such
as Southdown and Martin
Marietta Materials during the
period can be traced to the fact
there is legislative action on the
table to increase road
construction in the U.S.

"Second, I try to identify trends
and verify them through research.
An example would be the move
from analog to digital
communications over the past
couple of years. More and more,
people are searching for the best
in digital products - be it
cameras, televisions, etc. The
fund's investment in Best Buy, an
electronics retailer specializing in
high-end digital products, reflects
this trend.

"Because the fund invests in
smaller- and medium-sized
emerging companies, my investing
style can be called aggressive. My
approach frequently leads me
into the high-growth areas of
sectors such as technology and
biotechnology, but I'm also keenly
aware of the risk profile of the
fund. I try to offset this by finding
stocks with favorable valuations."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE STOCKS 6 MONTHS AGO

CMGI, Inc.                        11.2                     3.7

Union Pacific Corp.               3.7                      1.9

Immunex Corp.                     2.9                      0.1

Southdown, Inc.                   2.7                      2.9

Best Buy Co., Inc.                2.6                      5.2

Micron Technology, Inc.           2.3                      2.3

Lycos, Inc.                       2.1                      1.7

Martin Marietta Materials, Inc.   2.0                      1.8

Global Marine, Inc.               1.8                      0.2

AT&T Corp.                        1.7                      0.3

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE MARKET SECTORS 6
                                                          MONTHS AGO

TECHNOLOGY                        25.7                     31.8

MEDIA & LEISURE                   10.4                     10.2

ENERGY                            8.9                      4.9

HEALTH                            8.7                      9.1

CONSTRUCTION & REAL ESTATE        6.1                      6.8




ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *                                          AS OF NOVEMBER 30, 1998 **

Stocks                92.8%                                   Stocks                94.9%

Short-Term Investments 7.2%                                   Short-Term Investments 5.1%

* FOREIGN INVESTMENTS  4.5%                                   ** FOREIGN INVESTMENTS 2.3%

Row: 1, Col: 1, Value: 92.8                                   Row: 1, Col: 1, Value: 94.90000000000001
Row: 1, Col: 8, Value:  7.2                                   Row: 1, Col: 8, Value:  5.1



INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 92.8%

                                 SHARES                     VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.4%

AEROSPACE & DEFENSE - 0.0%

Howmet International, Inc. (a)    100                       $ 2

DEFENSE ELECTRONICS - 0.3%

Raytheon Co.:

Class A                           45,600                     3,030

Class B                           64,500                     4,390

                                                             7,420

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            32,200                     2,117

TOTAL AEROSPACE & DEFENSE                                    9,539

BASIC INDUSTRIES - 2.8%

CHEMICALS & PLASTICS - 0.1%

Intertape Polymer Group, Inc.     31,900                     859

Lubrizol Corp.                    85,400                     2,349

Quixote Corp.                     3,500                      45

                                                             3,253

IRON & STEEL - 0.2%

Nucor Corp.                       52,300                     2,612

Oregon Steel Mills, Inc.          67,900                     929

Pohang Iron & Steel Co. Ltd.      45,300                     1,147
ADR

                                                             4,688

METALS & MINING - 2.0%

Martin Marietta Materials,        738,200                    44,753
Inc.

PACKAGING & CONTAINERS - 0.1%

Ball Corp.                        35,400                     1,724

PAPER & FOREST PRODUCTS - 0.4%

The St. Joe Co.                   301,000                    8,221

TOTAL BASIC INDUSTRIES                                       62,639

CONSTRUCTION & REAL ESTATE -
6.1%

BUILDING MATERIALS - 5.7%

Florida Rock Industries, Inc.     378,000                    15,073

Giant Cement Holding, Inc. (a)    159,900                    3,518

Holderbank Financiere Glarus      900                        1,070
AG (Bearer)

Lone Star Industries, Inc.        842,100                    30,000

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

BUILDING MATERIALS - CONTINUED

Southdown, Inc.                   979,340                   $ 62,066

U. S. Concrete, Inc.              25,100                     223

Vulcan Materials Co.              376,400                    17,009

                                                             128,959

CONSTRUCTION - 0.4%

Butler Manufacturing Co.          205,550                    5,781

Lennar Corp.                      35,500                     803

Standard Pacific Corp.            87,900                     1,154

                                                             7,738

TOTAL CONSTRUCTION & REAL                                    136,697
ESTATE

DURABLES - 2.2%

AUTOS, TIRES, & ACCESSORIES -
0.5%

Navistar International Corp.      230,900                    11,401
(a)

CONSUMER ELECTRONICS - 0.3%

General Motors Corp. Class H      114,500                    6,283
(a)

HOME FURNISHINGS - 0.5%

Bassett Furniture Industries,     112,000                    2,688
Inc.

Bush Industries, Inc. Class       22,600                     335
A.

La-Z-Boy, Inc.                    137,000                    2,723

Miller (Herman), Inc.             281,300                    5,679

                                                             11,425

TEXTILES & APPAREL - 0.9%

K-Swiss, Inc. Class A             35,600                     2,043

NIKE, Inc. Class B                219,300                    13,364

Oshkosh B'Gosh, Inc. Class A      8,500                      167

Quiksilver, Inc. (a)              153,000                    4,361

Shaw Industries, Inc. (a)         71,300                     1,203

                                                             21,138

TOTAL DURABLES                                               50,247

ENERGY - 8.9%

ENERGY SERVICES - 8.7%

Atwood Oceanics, Inc. (a)         359,400                    10,423

Baker Hughes, Inc.                146,300                    4,554

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

CAL Dive International, Inc.      161,600                   $ 3,959
(a)

Coflexip SA sponsored ADR         187,400                    7,683

Diamond Offshore Drilling,        170,000                    4,633
Inc.

ENSCO International, Inc.         978,900                    17,375

Global Marine, Inc. (a)           2,918,700                  41,044

Helmerich & Payne, Inc.           419,000                    9,768

Marine Drilling Companies,        1,487,200                  21,379
Inc. (a)

Noble Drilling Corp. (a)          481,000                    8,718

Santa Fe International Corp.      378,900                    7,673

Schlumberger Ltd.                 333,700                    20,085

Smith International, Inc.         794,200                    34,349

Varco International, Inc. (a)     523,200                    4,774

                                                             196,417

OIL & GAS - 0.2%

Compagnie Generale de             123,100                    1,177
Geophysique SA sponsored ADR
(a)

Cooper Cameron Corp. (a)          17,100                     619

National-Oilwell, Inc. (a)        111,600                    1,346

Petroleum Geo-Services ASA        121,300                    1,956
sponsored ADR (a)

                                                             5,098

TOTAL ENERGY                                                 201,515

FINANCE - 5.1%

BANKS - 0.8%

CCBT Bancorp, Inc.                13,000                     211

Grupo Financiero Bancomer SA      393,000                    134
de CV Series A

Marshall & Ilsley Corp.           13,400                     938

National Bancorp of Alaska,       22,000                     605
Inc.

Northrim Bank                     11,775                     127

Zions Bancorp                     246,500                    15,714

                                                             17,729

CREDIT & OTHER FINANCE - 0.4%

Concord EFS, Inc. (a)             28,100                     952

Federal Agricultural Mortgage     95,700                     6,508
Corp. Class C (a)

Investors Financial Services      39,200                     1,382
Corp.

Jafco Co. Ltd.                    43,000                     1,718

                                                             10,560

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - 0.3%

Brown & Brown, Inc.               14,600                    $ 521

CIGNA Corp.                       67,500                     6,294

                                                             6,815

SECURITIES INDUSTRY - 3.6%

A.F.P. Provida SA ADR             14,500                     295

Daiwa Securities Co. Ltd.         1,971,000                  10,340

E*Trade Group, Inc. (a)           829,700                    36,922

Knight/Trimark Group, Inc.        129,000                    7,224
Class A (a)

Kokusai Securities Co. Ltd.       343,000                    3,830

Legg Mason, Inc.                  25,100                     849

Morgan Keegan, Inc.               54,300                     1,001

Nikko Securities Co. Ltd.         1,168,000                  5,071

Nomura Securities Co. Ltd.        1,553,000                  15,400

                                                             80,932

TOTAL FINANCE                                                116,036

HEALTH - 8.7%

DRUGS & PHARMACEUTICALS - 6.0%

Allergan, Inc.                    149,100                    13,866

Amgen, Inc. (a)                   300,400                    19,000

Bausch & Lomb, Inc.               59,300                     4,529

Biogen, Inc. (a)                  116,600                    12,724

Chiron Corp. (a)                  67,200                     1,420

Genentech, Inc. (special) (a)     36,000                     3,152

Genzyme Corp. (General            114,600                    4,648
Division)

Hauser, Inc. (a)                  437,900                    1,067

ICOS Corp. (a)                    33,300                     1,459

Immunex Corp. (a)                 501,100                    65,707

Medimmune, Inc. (a)               115,500                    7,349

Merck & Co., Inc.                 10,300                     695

Natural Alternatives              17,000                     61
International, Inc. (a)

                                                             135,677

MEDICAL EQUIPMENT & SUPPLIES
- 1.6%

AmeriSource Health Corp.          6,400                      189
Class A (a)

Bard (C.R.), Inc.                 165,200                    7,548

Biomet, Inc.                      175,500                    7,009

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Focal, Inc. (a)                   346,900                   $ 2,862

Guidant Corp.                     28,500                     1,425

Hillenbrand Industries, Inc.      159,300                    6,681

MiniMed, Inc. (a)                 54,200                     3,201

VISX, Inc. (a)                    167,000                    8,674

                                                             37,589

MEDICAL FACILITIES MANAGEMENT
- 1.1%

Columbia/HCA Healthcare Corp.     124,700                    2,938

Express Scripts, Inc. Class A     85,800                     6,017
(a)

Health Management Associates,     93,300                     1,213
Inc. Class A (a)

Hooper Holmes, Inc.               48,400                     877

Lifepoint Hospitals, Inc.         7,594                      76

Quest Diagnostics, Inc. (a)       28,400                     726

Total Renal Care Holdings,        78,668                     1,210
Inc. (a)

Triad Hospitals, Inc.             7,594                      77

Wellpoint Health Networks,        133,100                    10,972
Inc. (a)

                                                             24,106

TOTAL HEALTH                                                 197,372

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.5%

ELECTRICAL EQUIPMENT - 0.4%

VWR Scientific Products Corp.     347,900                    9,959
(a)

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.0%

Ag-Chem Equipment, Inc. (a)       27,100                     305

ASM Lithography Holding N V       335,900                    14,822
(a)

Astec Industries, Inc. (a)        126,500                    4,728

Manitowoc Co., Inc.               452,350                    15,380

Stanley Works                     1,004,100                  32,696

                                                             67,931

POLLUTION CONTROL - 0.1%

IT Group, Inc. (The) (a)          118,300                    1,989

TOTAL INDUSTRIAL MACHINERY &                                 79,879
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

MEDIA & LEISURE - 10.4%

BROADCASTING - 7.2%

AT&T Corp. (Liberty Media         379,276                   $ 25,198
Group) Class A (a)

BHC Communications, Inc.          132,000                    15,972
Class A

Cablevision Systems Corp.         403,700                    31,842
Class A (a)

CBS Corp. (a)                     5,200                      217

Chris-Craft Industries, Inc.      166,066                    7,660

Comcast Corp. Class A             285,400                    10,988
(special)

Cox Communications, Inc.          314,200                    12,273
Class A (a)

EchoStar Communications Corp.     43,000                     4,934
Class A (New) (a)

Grupo Televisa SA de CV           17,500                     732
sponsored ADR (a)

Infinity Broadcasting Corp.       65,100                     1,664
Class A (a)

MediaOne Group, Inc.              44,500                     3,287

NTL, Inc. (a)                     25,500                     2,408

TCA Cable TV, Inc.                364,600                    20,645

TCI Music, Inc. Class A (a)       69,300                     2,209

Time Warner, Inc.                 255,200                    17,370

TV Guide, Inc. (a)                157,000                    6,300

                                                             163,699

ENTERTAINMENT - 2.2%

Four Media Co. (a)                29,300                     194

International Speedway Corp.:

Class A                           192,100                    9,413

Class B                           140,500                    7,025

King World Productions, Inc.      229,400                    7,656
(a)

Speedway Motorsports, Inc. (a)    107,000                    4,293

Viacom, Inc. Class B              540,500                    20,809
(non-vtg.) (a)

                                                             49,390

LEISURE DURABLES & TOYS - 0.2%

Brunswick Corp.                   62,600                     1,502

Hasbro, Inc.                      83,400                     2,387

Winnebago Industries, Inc.        37,700                     622

                                                             4,511

LODGING & GAMING - 0.2%

Championship Auto Racing          32,400                     1,089
Teams, Inc. (a)

Harrah's Entertainment, Inc.      64,400                     1,393
(a)

Mirage Resorts, Inc. (a)          25,500                     523

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - CONTINUED

Penske Motorsports, Inc. (a)      15,200                    $ 745

WMS Industries, Inc. (a)          55,300                     750

                                                             4,500

PUBLISHING - 0.5%

Meredith Corp.                    87,500                     3,057

Reader's Digest Association,      192,400                    7,047
Inc. Class A (non-vtg.)

Scoot.com PLC (a)                 392,600                    233

                                                             10,337

RESTAURANTS - 0.1%

CEC Entertainment, Inc. (a)       54,400                     2,057

Sizzler International, Inc.       379,900                    760
(a)

                                                             2,817

TOTAL MEDIA & LEISURE                                        235,254

NONDURABLES - 1.3%

BEVERAGES - 0.4%

Anheuser-Busch Companies,         93,900                     6,861
Inc.

Brown-Forman Corp. Class B        43,200                     2,881

                                                             9,742

FOODS - 0.9%

Ben & Jerry's Homemade, Inc.      10,100                     283
Class A (a)

Chiquita Brands                   19,300                     156
International, Inc.

Dean Foods Co.                    264,000                    9,900

Smithfield Foods, Inc. (a)        10,200                     272

Tootsie Roll Industries, Inc.     208,908                    8,657

                                                             19,268

TOBACCO - 0.0%

Souza Cruz Industria Comerico     50,000                     305

TOTAL NONDURABLES                                            29,315

RETAIL & WHOLESALE - 5.5%

APPAREL STORES - 1.8%

Abercrombie & Fitch Co. Class     184,128                    15,490
A (a)

American Eagle Outfitters,        121,200                    4,946
Inc. (a)

AnnTaylor Stores Corp. (a)        121,800                    5,260

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Buckle, Inc. (The) (a)            12,400                    $ 343

Claire's Stores, Inc.             182,800                    5,347

Venator Group, Inc. (a)           694,500                    7,596

Wet Seal, Inc. Class A (a)        47,800                     1,326

                                                             40,308

DRUG STORES - 0.3%

CVS Corp.                         17,800                     819

Drug Emporium, Inc. (a)           258,300                    2,599

Walgreen Co.                      150,500                    3,499

                                                             6,917

GENERAL MERCHANDISE STORES -
0.3%

Ames Department Stores, Inc.      137,200                    5,625
(a)

Nordstrom, Inc.                   71,300                     2,531

                                                             8,156

GROCERY STORES - 0.5%

Kroger Co. (a)                    150,300                    8,802

Safeway, Inc. (a)                 37,400                     1,739

                                                             10,541

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.6%

Best Buy Co., Inc. (a)            1,292,400                  58,804

Petco Animal Supplies, Inc.       2,100                      30
(a)

Sports Authority, Inc. (The)      41,900                     210
(a)

                                                             59,044

TOTAL RETAIL & WHOLESALE                                     124,966

SERVICES - 2.6%

ADVERTISING - 0.3%

Interpublic Group of              75,600                     5,727
Companies, Inc.

Young & Rubicam, Inc.             35,200                     1,346

                                                             7,073

EDUCATIONAL SERVICES - 0.3%

Apollo Group, Inc. Class A (a)    156,000                    4,358

Devry, Inc. (a)                   124,700                    2,775

                                                             7,133

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

LEASING & RENTAL - 0.1%

Hollywood Entertainment Corp.     71,200                    $ 1,833
(a)

PRINTING - 0.2%

Cyrk, Inc. (a)                    26,100                     173

Donnelley (R.R.) & Sons Co.       88,800                     3,219

                                                             3,392

SERVICES - 1.7%

ACNielsen Corp. (a)               6,600                      186

Block (H&R), Inc.                 33,200                     1,600

CheckFree Holdings Corp. (a)      777,200                    36,577

                                                             38,363

TOTAL SERVICES                                               57,794

TECHNOLOGY - 25.7%

COMMUNICATIONS EQUIPMENT - 2.3%

Andrew Corp. (a)                  1,252,800                  19,418

Ascend Communications, Inc.       279,400                    25,897
(a)

Copper Mountain Networks,         600                        38
Inc.

Nokia AB sponsored ADR            113,600                    8,066

                                                             53,419

COMPUTER SERVICES & SOFTWARE
- 17.4%

Aware, Inc. (a)                   63,800                     3,298

CMGI, Inc. (a)                    2,442,800                  253,126

CompUSA, Inc. (a)                 101,800                    821

Critical Path, Inc. (a)           93,000                     4,958

CyberOptics Corp. (a)             11,000                     138

HNC Software, Inc. (a)            49,200                     1,331

Inktomi Corp. (a)                 68,200                     7,025

Intuit, Inc. (a)                  14,300                     1,164

Lycos, Inc. (a)                   462,550                    46,486

Macromedia, Inc. (a)              156,600                    6,005

Microsoft Corp. (a)               8,200                      662

National Computer Systems,        190,100                    5,941
Inc.

New Era of Networks, Inc. (a)     67,900                     3,022

Novell, Inc. (a)                  658,500                    15,475

Polycom, Inc. (a)                 86,600                     2,219

RealNetworks, Inc. (a)            403,300                    28,584

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Rhythms NetConnections, Inc.      82,100                    $ 3,982
(a)

SEI Investments Co.               33,100                     3,376

TenFold Corp. (a)                 600                        16

TheStreet.Com, Inc.               600                        21

Transaction Systems               148,300                    4,727
Architects, Inc. Class A (a)

Tyler Technologies, Inc. (a)      134,100                    805

                                                             393,182

COMPUTERS & OFFICE EQUIPMENT
- 1.4%

Comverse Technology, Inc. (a)     109,300                    7,385

Emulex Corp. (a)                  86,800                     6,836

Maxtor Corp. (a)                  425,900                    2,515

Network Appliance, Inc. (a)       61,100                     2,881

Read-Rite Corp. (a)               680,300                    4,486

Redback Networks, Inc.            200                        22

Softbank Corp.                    41,500                     4,743

Symbol Technologies, Inc.         41,400                     2,070

                                                             30,938

ELECTRONIC INSTRUMENTS - 0.1%

KLA-Tencor Corp. (a)              77,600                     3,531

ELECTRONICS - 4.5%

Analog Devices, Inc. (a)          495,900                    19,061

Arm Holdings PLC sponsored        38,200                     1,115
ADR (a)

C-Cube Microsystems, Inc. (a)     13,500                     338

Linear Technology Corp.           186,700                    9,895

Maxim Integrated Products,        48,000                     2,565
Inc. (a)

Micron Technology, Inc. (a)       1,342,700                  50,939

QLogic Corp. (a)                  24,700                     2,711

Uniphase Corp. (a)                26,300                     3,524

Xilinx, Inc. (a)                  248,700                    11,052

                                                             101,200

TOTAL TECHNOLOGY                                             582,270

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TRANSPORTATION - 4.1%

RAILROADS - 3.8%

Florida East Coast Industries     49,500                    $ 1,733

Union Pacific Corp.               1,484,400                  84,704

                                                             86,437

SHIPPING - 0.1%

Alexander & Baldwin, Inc.         106,600                    2,412

Sea Containers Ltd. Class A       10,800                     365

                                                             2,777

TRUCKING & FREIGHT - 0.2%

FDX Corp. (a)                     30,200                     1,663

Hunt (J.B.) Transport             115,600                    1,951
Services, Inc.

                                                             3,614

TOTAL TRANSPORTATION                                         92,828

UTILITIES - 5.5%

CELLULAR - 0.1%

AirTouch Communications, Inc.     10,200                     1,025
(a)

ELECTRIC UTILITY - 0.8%

Black Hills Corp.                 62,450                     1,436

Compania Energertica Minas        90,250,000                 1,915
Gerais

Illinova Corp.                    559,200                    15,203

                                                             18,554

TELEPHONE SERVICES - 4.6%

Allegiance Telecom, Inc. (a)      132,400                    4,899

AT&T Corp.                        702,553                    38,992

CAIS Internet, Inc.               1,100                      14

Cincinnati Bell, Inc.             218,300                    5,280

FirstCom Corp. (a)                30,000                     191

Level 3 Communications, Inc.      78,100                     6,131
(a)

MCI WorldCom, Inc. (a)            202,600                    17,500

McLeodUSA, Inc. Class A (a)       35,900                     1,921

Metromedia Fiber Network,         594,800                    24,015
Inc. Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Qwest Communications              79,992                    $ 3,395
International, Inc. (a)

WinStar Communications, Inc.      43,800                     2,165
(a)

                                                             104,503

TOTAL UTILITIES                                              124,082

TOTAL COMMON STOCKS                                          2,100,433
(Cost $1,411,720)

CASH EQUIVALENTS - 7.2%



Taxable Central Cash Fund (b)     163,894,707                163,895
(Cost $163,895)

TOTAL INVESTMENT IN                                        $ 2,264,328
SECURITIES - 100%
(Cost $1,575,615)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,581,578,000. Net unrealized appreciation aggregated $682,750,000, of which $754,129,000 related to appreciated investment securities and $71,379,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)            MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 2,264,328
value (cost $1,575,615) -
See accompanying schedule

Cash                                      95

Receivable for investments                27,695
sold

Receivable for fund shares                4,950
sold

Dividends receivable                      864

Interest receivable                       499

Other receivables                         250

 TOTAL ASSETS                             2,298,681

LIABILITIES

Payable for investments        $ 31,561
purchased

Payable for fund shares         4,013
redeemed

Accrued management fee          1,491

Other payables and accrued      343
expenses

Collateral on securities        1,040
loaned, at value

 TOTAL LIABILITIES                        38,448

NET ASSETS                               $ 2,260,233

Net Assets consist of:

Paid in capital                          $ 1,192,340

Accumulated net investment                (3,797)
(loss)

Accumulated undistributed net             382,979
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               688,711
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 65,555 shares            $ 2,260,233
outstanding

NET ASSET VALUE and                       $34.48
redemption price per share
($2,260,233 (divided by)
65,555 shares)

Maximum offering price per                $35.55
share (100/97.00 of $34.48)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     SIX
                         MONTHS ENDED MAY 31, 1999
                         (UNAUDITED)

INVESTMENT INCOME                          $ 3,034
Dividends

Interest (including income on               2,397
securities loaned of $308)

 TOTAL INCOME                               5,431

EXPENSES

Management fee Basic fee         $ 6,397

 Performance adjustment           814

Transfer agent fees               1,677

Accounting and security           332
lending fees

Non-interested trustees'          4
compensation

Custodian fees and expenses       33

Registration fees                 79

Audit                             15

Legal                             11

Miscellaneous                     111

 Total expenses before            9,473
reductions

 Expense reductions               (245)     9,228

NET INVESTMENT INCOME (LOSS)                (3,797)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            391,704

 Foreign currency transactions    14        391,718

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            319,912

 Assets and liabilities in        (2)       319,910
foreign currencies

NET GAIN (LOSS)                             711,628

NET INCREASE (DECREASE) IN                 $ 707,831
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (3,797)                      $ (1,916)
income (loss)

 Net realized gain (loss)         391,718                        152,303

 Change in net unrealized         319,910                        91,061
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       707,831                        241,448
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (116,064)                      (182,103)
from net realized gains

Share transactions Net            441,915                        450,687
proceeds from sales of shares

 Reinvestment of distributions    111,045                        176,758

 Cost of shares redeemed          (415,676)                      (685,294)

 NET INCREASE (DECREASE) IN       137,284                        (57,849)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       729,051                        1,496
IN NET ASSETS

NET ASSETS

 Beginning of period              1,531,182                      1,529,686

 End of period (including        $ 2,260,233                    $ 1,531,182
accumulated net investment
loss    of $3,797 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             14,085                         19,108

 Issued in reinvestment of        4,440                          8,371
distributions

 Redeemed                         (13,572)                       (29,373)

 Net increase (decrease)          4,953                          (1,894)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                 1997     1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.27                        $ 24.48              $ 20.79  $ 18.11   $ 12.30   $ 11.97
period

Income from Investment
Operations

Net investment income (loss) D    (.06)                          (.03)                (.03)    (.03)     (.02) E   (.01)

Net realized  and unrealized      11.21                          3.74                 4.27     4.15      6.12      .64
gain (loss)

Total from investment             11.15                          3.71                 4.24     4.12      6.10      .63
operations

Less Distributions

From net  realized gain           (1.94)                         (2.92)               (.55)    (1.44)    (.29)     (.30)

Net asset value,  end of         $ 34.48                        $ 25.27              $ 24.48  $ 20.79   $ 18.11   $ 12.30
period

TOTAL RETURN B, C                 47.06%                         17.55%               21.01%   24.88%    50.92%    5.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,260                        $ 1,531              $ 1,530  $ 1,267   $ 544     $ 312
millions)

Ratio of expenses to average      .95% A                         .86%                 .99%     1.07%     1.20%     1.32%
net assets

Ratio of expenses to average      .93% A, F                      .83% F               .94% F   1.03% F   1.18% F   1.29% F
net assets after expense
reductions

Ratio of net investment           (.38)% A                       (.13)%               (.13)%   (.17)%    (.15)%    (.05)%
income  (loss) to average
net assets

Portfolio turnover rate           128% A                         121%                 142%     158%      176%      199%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $0.01 PER SHARE.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, net operating losses, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,188,405,000 and $1,257,947,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $902,000 on sales of shares of the fund of which $896,000 was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $145,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $57,261,000. The weighted average interest rate was 4.85%. Interest earned from the interfund lending program amounted to $ 54,000 and is included in interest income on the Statement of Operations.

6. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, the value of the securities loaned amounted to $1,004,000. The fund received cash collateral of $1,040,000.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $236,000 under this arrangement.

In addition, The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $8,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Neal P. Miller, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

NMF-SANN-0799  80123
1.704547.101

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund(registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuantSM  Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com